Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
6/30/22 (Unaudited)

COMMON STOCKS (65.7%)(a)
	Shares	Value
Basic materials (2.8%)
AdvanSix, Inc.	6,107	$204,218
Alcoa Corp.	12,200	556,076
American Vanguard Corp.	3,904	87,254
Andersons, Inc. (The)	2,692	88,809
Anglo American PLC (London Exchange) (United Kingdom)	82,475	2,948,655
Archer-Daniels-Midland Co.	8,300	644,080
Arkema SA (France)	4,110	365,757
Atkore, Inc.(NON)	5,003	415,299
Avery Dennison Corp.	4,300	696,041
Balchem Corp.	644	83,553
BHP Group, Ltd. (ASE Exchange) (Australia)	67,586	1,924,364
BHP Group, Ltd. (London Exchange) (Australia)	6,766	189,187
BlueScope Steel, Ltd. (Australia)	40,841	448,229
Boise Cascade Co.	6,065	360,807
Brenntag SE (Germany)	5,033	327,536
Celanese Corp.	5,321	625,803
CF Industries Holdings, Inc.	37,600	3,223,448
Codexis, Inc.(NON)	15,916	166,481
Compagnie de Saint-Gobain (France)	29,936	1,284,503
Constellium SE (France)(NON)	26,729	353,090
Corteva, Inc.	152,681	8,266,149
Covestro AG (Germany)	11,168	385,982
CRH PLC (Ireland)	121,674	4,207,773
Dow, Inc.	12,896	665,563
DuPont de Nemours, Inc.	56,500	3,140,270
Eastman Chemical Co.	23,857	2,141,643
Eiffage SA (France)	10,999	989,887
Freeport-McMoRan, Inc. (Indonesia)	133,885	3,917,475
Frontdoor, Inc.(NON)	32,100	772,968
Glencore PLC (United Kingdom)	95,722	518,641
Innospec, Inc.	2,629	251,832
Intrepid Potash, Inc.(NON)	2,318	104,982
James Hardie Industries PLC (CDI) (Australia)	36,352	797,172
Linde PLC	7,269	2,086,827
LyondellBasell Industries NV Class A	7,100	620,966
Materion Corp.	1,080	79,628
Minerals Technologies, Inc.	2,876	176,414
Misumi Group, Inc. (Japan)	5,400	113,827
Mueller Industries, Inc.	6,539	348,463
Nitto Denko Corp. (Japan)	13,900	899,484
NV5 Global, Inc.(NON)	642	74,947
Olin Corp.	16,400	758,992
Orion Engineered Carbons SA (Luxembourg)	5,141	79,840
PotlatchDeltic Corp.(R)	8,874	392,142
PPG Industries, Inc.	16,980	1,941,493
Rio Tinto PLC (United Kingdom)	29,680	1,776,305
Rio Tinto, Ltd. (Australia)	16,528	1,171,648
Sensient Technologies Corp.	1,060	85,394
Sherwin-Williams Co. (The)	14,818	3,317,899
Shin-Etsu Chemical Co., Ltd. (Japan)	11,500	1,296,801
Simpson Manufacturing Co., Inc.	1,606	161,580
South32, Ltd. (Australia)	127,801	347,566
Standex International Corp.	1,287	109,112
Stepan Co.	910	92,229
Sterling Construction Co., Inc.(NON)	4,227	92,656
Toyo Suisan Kaisha, Ltd. (Japan)	11,100	432,776
Tronox Holdings PLC Class A (United Kingdom)	23,865	400,932
UFP Industries, Inc.	6,782	462,125
Vat Group AG (Switzerland)	665	158,544
WestRock Co.	18,625	742,020
Weyerhaeuser Co.(R)	84,693	2,805,032

		62,179,169
Capital goods (3.7%)
A.O. Smith Corp.	12,500	683,500
Acuity Brands, Inc.	4,200	646,968
Aerojet Rocketdyne Holdings, Inc.(NON)	11,348	460,729
AGCO Corp.	5,800	572,460
Albany International Corp. Class A	1,111	87,536
Allegion PLC (Ireland)	6,600	646,140
Allison Transmission Holdings, Inc.	20,800	799,760
Altra Industrial Motion Corp.	11,204	394,941
American Axle & Manufacturing Holdings, Inc.(NON)	23,241	175,005
Axon Enterprise, Inc.(NON)	7,536	702,129
Ball Corp.	7,082	487,029
Barnes Group, Inc.	2,266	70,563
Belden, Inc.	1,362	72,554
CAE, Inc. (Canada)(NON)	38,110	939,131
Carrier Global Corp.	20,361	726,073
Casella Waste Systems, Inc. Class A(NON)	1,109	80,602
Caterpillar, Inc.	3,400	607,784
Clean Harbors, Inc.(NON)	8,000	701,360
Crown Holdings, Inc.	7,402	682,242
CTS Corp.	2,586	88,053
Cummins, Inc.	3,912	757,089
Dassault Aviation SA (France)	2,798	436,599
Deere & Co.	10,556	3,161,205
Dover Corp.	5,800	703,656
Eaton Corp. PLC	22,916	2,887,187
Emerson Electric Co.	15,200	1,209,008
Encore Wire Corp.	1,588	165,025
ESCO Technologies, Inc.	1,350	92,300
Fortive Corp.	72,240	3,928,411
Franklin Electric Co., Inc.	1,023	74,945
Fuji Electric Co., Ltd. (Japan)	10,500	434,920
GEA Group AG (Germany)	18,587	640,640
General Dynamics Corp.	36,200	8,009,250
Gentherm, Inc.(NON)	1,225	76,452
GrafTech International, Ltd.	9,894	69,951
HEICO Corp.	5,909	774,788
Hillenbrand, Inc.	9,338	382,484
Honeywell International, Inc.	29,567	5,139,040
Johnson Controls International PLC	154,806	7,412,112
Kaman Corp.	2,345	73,281
Komatsu, Ltd. (Japan)	18,100	401,274
Legrand SA (France)	7,463	551,057
LKQ Corp.	14,700	721,623
Lockheed Martin Corp.	12,200	5,245,512
Moog, Inc. Class A	3,407	270,482
MRC Global, Inc.(NON)	12,906	128,544
MYR Group, Inc.(NON)	1,048	92,360
National Presto Industries, Inc.	1,096	71,941
Nordson Corp.	5,900	1,194,396
Northrop Grumman Corp.	14,703	7,036,415
O-I Glass, Inc.(NON)	23,267	325,738
Otis Worldwide Corp.	10,700	756,169
Parker Hannifin Corp.	2,804	689,924
Raytheon Technologies Corp.	48,243	4,636,635
Republic Services, Inc.	26,800	3,507,316
Rheinmetall AG (Germany)	7,209	1,664,294
Ryerson Holding Corp.	7,349	156,460
Schneider Electric SE (France)	12,418	1,469,218
Shyft Group, Inc. (The)	3,946	73,356
Spirax_Sarco engineering PLC (United Kingdom)	5,427	652,569
Standard Motor Products, Inc.	2,023	91,015
Sturm Ruger & Co., Inc.	3,678	234,105
Terex Corp.	12,280	336,104
Textron, Inc.	30,600	1,868,742
Titan International, Inc.(NON)	8,472	127,927
Titan Machinery, Inc.(NON)	3,776	84,620
Toshiba Corp. (Japan)	4,100	166,653
Vinci SA (France)	308	27,422
Waste Connections, Inc.	16,094	1,995,012
Waste Management, Inc.	4,800	734,304
Watts Water Technologies, Inc. Class A	605	74,318
Zurn Water Solutions Corp.	15,162	413,013

		81,851,420
Communication services (1.8%)
American Tower Corp.(R)	30,194	7,717,285
AT&T, Inc.	319,904	6,705,188
Cambium Networks Corp.(NON)	5,231	76,634
Charter Communications, Inc. Class A(NON)	5,667	2,655,160
Cogeco Communications, Inc. (Canada)	12,041	814,489
Comcast Corp. Class A	112,890	4,429,804
Crown Castle International Corp.(R)	4,200	707,196
Deutsche Telekom AG (Germany)	68,684	1,363,684
EchoStar Corp. Class A(NON)	10,387	200,469
KDDI Corp. (Japan)	60,400	1,909,313
Koninklijke KPN NV (Netherlands)	305,616	1,089,239
Liberty Latin America, Ltd. Class C (Chile)(NON)	39,629	308,710
Nippon Telegraph & Telephone Corp. (Japan)	53,000	1,521,875
SK Telecom Co., Ltd. (South Korea)	21,985	880,484
T-Mobile US, Inc.(NON)	14,760	1,985,810
Telstra Corp., Ltd. (Australia)	554,049	1,472,365
Verizon Communications, Inc.	110,710	5,618,533

		39,456,238
Communications equipment (0.1%)
arista Networks, Inc.(NON)	7,400	693,676
Ciena Corp.(NON)	15,596	712,737
Telefonaktiebolaget LM Ericsson Class B (Sweden)	210,100	1,566,444
Viavi Solutions, Inc.(NON)	5,849	77,382

		3,050,239
Computers (4.8%)
A10 Networks, Inc.	25,698	369,537
Agilysys, Inc.(NON)	2,337	110,470
Altair Engineering, Inc. Class A(NON)	1,448	76,020
Apple, Inc.	518,790	70,928,969
Avid Technology, Inc.(NON)	13,951	362,028
Cisco Systems, Inc./Delaware	163,300	6,963,112
CommVault Systems, Inc.(NON)	6,937	436,337
Crowdstrike Holdings, Inc. Class A(NON)	6,088	1,026,193
Dropbox, Inc. Class A(NON)	36,923	775,014
Duck Creek Technologies, Inc.(NON)	19,530	290,021
Extreme Networks, Inc.(NON)	41,015	365,854
Fortinet, Inc.(NON)	13,000	735,540
Loyalty Ventures, Inc.(NON)	22,529	80,429
MSCI, Inc.	4,621	1,904,545
N-Able, Inc.(NON)	7,887	70,983
NetApp, Inc.	10,900	711,116
NetScout Systems, Inc.(NON)	3,087	104,495
Nutanix, Inc. Class A(NON)	48,700	712,481
OneSpan, Inc.(NON)	5,632	67,021
Pure Storage, Inc. Class A(NON)	119,300	3,067,203
Qualys, Inc.(NON)	3,818	481,603
ServiceNow, Inc.(NON)	8,060	3,832,691
Snowflake, Inc. Class A(NON)	27,783	3,863,504
SolarWinds Corp.	6,397	65,569
Sprout Social, Inc. Class A(NON)	6,876	399,289
SS&C Technologies Holdings, Inc.	12,123	703,983
Super Micro Computer, Inc.(NON)	9,716	392,041
Synopsys, Inc.(NON)	23,200	7,045,840
Xperi Holding Corp.	18,801	271,298

		106,213,186
Conglomerates (0.4%)
3M Co.	5,528	715,378
AMETEK, Inc.	35,501	3,901,205
General Electric Co.	14,622	930,983
Marubeni Corp. (Japan)	148,600	1,340,554
Mitsubishi Corp. (Japan)	85,000	2,529,076
SPX Corp.(NON)	3,771	199,260

		9,616,456
Consumer cyclicals (9.3%)
Abercrombie & Fitch Co. Class A(NON)	12,682	214,579
Amazon.com, Inc.(NON)	314,825	33,437,563
Aramark	47,163	1,444,603
Aristocrat Leisure, Ltd. (Australia)	37,815	897,380
Arrowhead Pharmaceuticals, Inc.(NON)	10,681	376,078
Automatic Data Processing, Inc.	3,500	735,140
Autonation, Inc.(NON)	6,300	704,088
AutoZone, Inc.(NON)	3,200	6,877,184
Beazer Homes USA, Inc.(NON)	8,453	102,028
Berkeley Group Holdings PLC (The) (United Kingdom)	7,638	346,248
BJ's Wholesale Club Holdings, Inc.(NON)	44,761	2,789,506
Bluegreen Vacations Holding Corp.	2,641	65,919
BlueLinx Holdings, Inc.(NON)	2,194	146,581
Bollore SA (France)	31,554	146,156
Booking Holdings, Inc.(NON)	6,377	11,153,309
Booz Allen Hamilton Holding Corp.	14,733	1,331,274
Boyd Gaming Corp.	12,800	636,800
Brambles, Ltd. (Australia)	79,040	584,310
Buckle, Inc. (The)	2,427	67,204
Caleres, Inc.	12,254	321,545
Choice Hotels International, Inc.	5,800	647,454
Chow Tai Fook Jewellery Group, Ltd. (Hong Kong)	205,200	385,986
Churchill Downs, Inc.	3,600	689,508
Cie Financiere Richemont SA Class A (Switzerland)	4,380	466,377
Cintas Corp.	2,255	842,310
CK Hutchison Holdings, Ltd. (Hong Kong)	385,000	2,602,877
CoStar Group, Inc.(NON)	12,600	761,166
CRA International, Inc.	1,003	89,588
Crocs, Inc.(NON)	1,385	67,408
Daiwa House Industry Co., Ltd. (Japan)	43,700	1,018,421
Dillard's, Inc. Class A	1,547	341,222
Entravision Communications Corp. Class A	14,397	65,650
Expedia Group, Inc.(NON)	5,739	544,229
FactSet Research Systems, Inc.	2,035	782,600
FleetCor Technologies, Inc.(NON)	3,115	654,493
Flutter Entertainment PLC (Ireland)(NON)	7,671	769,817
Foot Locker, Inc.	2,490	62,873
Ford Motor Co.	383,542	4,268,822
Gartner, Inc.(NON)	16,700	4,038,561
General Motors Co.(NON)	86,186	2,737,267
Genuine Parts Co.	14,200	1,888,600
GMS, Inc.(NON)	4,557	202,787
Golden Entertainment, Inc.(NON)	3,795	150,092
Goodyear Tire & Rubber Co. (The)(NON)	11,626	124,514
Group 1 Automotive, Inc.	514	87,277
Hackett Group, Inc. (The)	5,111	96,956
Hermes International (France)	1,216	1,359,686
Hilton Worldwide Holdings, Inc.	19,771	2,203,280
Home Depot, Inc. (The)	12,066	3,309,342
ICF International, Inc.	817	77,615
iHeartMedia, Inc. Class A(NON)	11,903	93,915
Industria de Diseno Textil SA (Spain)	39,733	898,969
InterContinental Hotels Group PLC (United Kingdom)	17,275	914,756
International Game Technology PLC	18,010	334,266
Interpublic Group of Cos., Inc. (The)	24,600	677,238
JD Sports Fashion PLC (United Kingdom)	637,489	895,522
John Wiley & Sons, Inc. Class A	1,518	72,500
Kontoor Brands, Inc.	2,151	71,779
La Francaise des Jeux SAEM (France)	11,573	400,464
Laureate Education, Inc.	34,133	394,919
Live Nation Entertainment, Inc.(NON)	30,100	2,485,658
LiveRamp Holdings, Inc.(NON)	11,330	292,427
Lowe's Cos., Inc.	3,999	698,505
Lululemon Athletica, Inc. (Canada)(NON)	10,233	2,789,618
LVMH Moet Hennessy Louis Vuitton SA (France)	5,180	3,157,690
MarineMax, Inc.(NON)	1,943	70,181
Marriott International, Inc./MD Class A	4,200	571,242
Masonite International Corp.(NON)	1,327	101,953
Mastercard, Inc. Class A	23,772	7,499,591
MasterCraft Boat Holdings, Inc.(NON)	3,360	70,728
Medifast, Inc.	460	83,035
Modine Manufacturing Co.(NON)	9,187	96,739
Moncler SpA (Italy)	31,245	1,340,179
Movado Group, Inc.	2,268	70,149
Murphy USA, Inc.	334	77,779
NeoGames SA (Israel)(NON)	2,635	35,335
Network International Holdings PLC (United Arab Emirates)(NON)	420,269	965,889
New York Times Co. (The) Class A	22,383	624,486
News Corp. Class A	44,315	690,428
Nike, Inc. Class B	37,006	3,782,013
Nintendo Co., Ltd. (Japan)	4,300	1,859,699
O'Reilly Automotive, Inc.(NON)	18,293	11,556,785
Oxford Industries, Inc.	1,027	91,136
Pandora A/S (Denmark)	11,003	692,188
PayPal Holdings, Inc.(NON)	8,900	621,576
Penske Automotive Group, Inc.	6,400	670,016
Pitney Bowes, Inc.	48,833	176,775
Porsche Automobil Holding SE (Preference) (Germany)	4,837	319,951
PROG Holdings, Inc.(NON)	4,060	66,990
Publicis Groupe SA (France)	21,722	1,062,148
PulteGroup, Inc.	73,489	2,912,369
QuinStreet, Inc.(NON)	8,972	90,258
RE/MAX Holdings, Inc. Class A	3,156	77,385
Red Rock Resorts, Inc. Class A	10,735	358,120
Rivian Automotive, Inc. Class A(NON)	25,400	653,796
Sabre Corp.(NON)	11,151	65,010
Scholastic Corp.	2,150	77,336
Signet Jewelers, Ltd.	7,080	378,497
Skyline Champion Corp.(NON)	7,642	362,384
Smith & Wesson Brands, Inc.	25,981	341,131
Sofina SA (Belgium)	607	124,041
Sonos, Inc.(NON)	4,297	77,518
Sony Group Corp. (Japan)	47,700	3,900,586
SP Plus Corp.(NON)	2,339	71,854
Stellantis NV (Italy)	128,069	1,581,261
Steven Madden, Ltd.	2,198	70,798
Tapestry, Inc.	22,300	680,596
Target Corp.	20,821	2,940,549
Terminix Global Holdings, Inc.(NON)	18,300	743,895
Tesla, Inc.(NON)	20,273	13,652,244
Thomson Reuters Corp. (Canada)	18,833	1,963,331
TJX Cos., Inc. (The)	12,500	698,125
Toll Brothers, Inc.	16,955	756,193
Toyota Motor Corp. (Japan)	16,800	260,024
Travel + Leisure Co.	14,065	546,003
TRI Pointe Homes, Inc.(NON)	19,547	329,758
TuSimple Holdings, Inc. Class A(NON)	45,943	332,168
United Rentals, Inc.(NON)	7,163	1,739,964
Universal Electronics, Inc.(NON)	1,455	37,204
Universal Music Group NV (Netherlands)	230,388	4,619,619
Vail Resorts, Inc.	3,379	736,791
Vectrus, Inc.(NON)	1,229	41,122
Vista Outdoor, Inc.(NON)	10,294	287,203
Visteon Corp.(NON)	4,119	426,646
Volkswagen AG (Preference) (Germany)	11,522	1,538,530
Volvo AB Class B (Sweden)	31,002	479,982
Walmart, Inc.	128,691	15,646,252
Walt Disney Co. (The)(NON)	7,140	674,016
Warby Parker, Inc. Class A(NON)	5,698	64,159
Warner Bros Discovery, Inc.(NON)	45,690	613,160
Wesfarmers, Ltd. (Australia)	40,842	1,181,493
World Fuel Services Corp.	9,598	196,375
Worldline SA/France (France)(NON)	34,679	1,285,775
Wyndham Hotels & Resorts, Inc.	16,100	1,058,092

		205,761,103
Consumer staples (5.0%)
ACCO Brands Corp.	14,465	94,456
Airbnb, Inc. Class A(NON)	12,323	1,097,733
Asahi Group Holdings, Ltd. (Japan)	64,200	2,103,250
Bloomin' Brands, Inc.	4,849	80,590
Cargurus, Inc.(NON)	12,621	271,225
Cars.com, Inc.(NON)	9,864	93,018
ChannelAdvisor Corp.(NON)	5,507	80,292
Chipotle Mexican Grill, Inc.(NON)	1,874	2,449,805
Coca-Cola Co. (The)	178,784	11,247,301
Coca-Cola Consolidated, Inc.	782	440,970
Coca-Cola Europacific Partners PLC (United Kingdom)	48,693	2,513,046
Coca-Cola HBC AG (Italy)	22,738	504,311
Coles Group, Ltd. (Australia)	108,862	1,338,279
Colgate-Palmolive Co.	9,782	783,929
Copart, Inc.(NON)	6,800	738,888
CoreCivic, Inc.(NON)	18,991	210,990
Costco Wholesale Corp.	14,242	6,825,905
Diageo PLC (United Kingdom)	104,654	4,497,693
DoorDash, Inc. Class A(NON)	11,000	705,870
Estee Lauder Cos., Inc. (The) Class A	11,746	2,991,354
Ferguson PLC (United Kingdom)	12,251	1,370,220
FIGS, Inc. Class A(NON)	8,839	80,523
G-III Apparel Group, Ltd.(NON)	3,268	66,112
Hain Celestial Group, Inc. (The)(NON)	8,180	194,193
Heidrick & Struggles International, Inc.	2,813	91,029
Herc Holdings, Inc.	771	69,506
Hershey Co. (The)	16,066	3,456,761
Hostess Brands, Inc.(NON)	21,439	454,721
Imperial Brands PLC (United Kingdom)	68,236	1,525,050
Ingles Markets, Inc. Class A	1,978	171,592
ITOCHU Corp. (Japan)	57,800	1,562,150
Itron, Inc.(NON)	8,305	410,516
Jeronimo Martins SGPS SA (Portugal)	102,109	2,219,286
John B. Sanfilippo & Son, Inc.	1,077	78,072
Keurig Dr Pepper, Inc.	100,746	3,565,401
Kforce, Inc.	2,693	165,189
Koninklijke Ahold Delhaize NV (Netherlands)	58,656	1,528,108
Korn Ferry	7,910	458,938
Kraft Heinz Co. (The)	21,000	800,940
L'Oreal SA (France)	6,479	2,235,838
ManpowerGroup, Inc.	10,400	794,664
McDonald's Corp.	3,000	740,640
McDonald's Holdings Co. (Japan), Ltd. (Japan)	19,200	699,057
Mondelez International, Inc. Class A	12,300	763,707
Nestle SA (Switzerland)	15,816	1,846,263
Netflix, Inc.(NON)	1,879	328,581
Nissin Food Products Co., Ltd. (Japan)	6,500	448,887
PepsiCo, Inc.	12,200	2,033,252
Perdoceo Education Corp.(NON)	18,649	219,685
Philip Morris International, Inc.	93,800	9,261,812
Primo Water Corp.	19,498	260,883
Procter & Gamble Co. (The)	138,229	19,875,948
Recruit Holdings Co., Ltd. (Japan)	24,900	733,163
Resideo Technologies, Inc.(NON)	3,445	66,902
Resources Connection, Inc.	4,488	91,421
Sally Beauty Holdings, Inc.(NON)	25,252	301,004
ScanSource, Inc.(NON)	3,660	113,972
Simply Good Foods Co. (The)(NON)	7,842	296,192
SpartanNash Co.	3,936	118,749
Starbucks Corp.	8,800	672,232
TriNet Group, Inc.(NON)	5,478	425,202
Tyson Foods, Inc. Class A	8,820	759,049
Uber Technologies, Inc.(NON)	133,850	2,738,571
Udemy, Inc.(NON)	7,265	74,176
Ulta Beauty, Inc.(NON)	13,200	5,088,336
United Natural Foods, Inc.(NON)	9,831	387,341
USANA Health Sciences, Inc.(NON)	1,039	75,182
Vector Group, Ltd.	20,385	214,043
Veritiv Corp.(NON)	2,715	294,713
Yakult Honsha Co., Ltd. (Japan)	29,900	1,725,509

		111,022,186
Electronics (2.6%)
Advanced Micro Devices, Inc.(NON)	24,184	1,849,351
Agilent Technologies, Inc.	23,600	2,802,972
Alpha & Omega Semiconductor, Ltd.(NON)	8,987	299,627
Ambarella, Inc.(NON)	1,034	67,686
CEVA, Inc.(NON)	3,423	114,876
Garmin, Ltd.	10,700	1,051,275
Hoya Corp. (Japan)	38,100	3,253,158
Intel Corp.	17,356	649,288
Knowles Corp.(NON)	14,934	258,806
Marvell Technology, Inc.	36,399	1,584,448
Minebea Mitsumi, Inc. (Japan)	56,900	968,743
Monolithic Power Systems, Inc.	1,928	740,429
Murata Manufacturing Co., Ltd. (Japan)	26,000	1,417,276
NVIDIA Corp.	117,629	17,831,381
NXP Semiconductors NV	8,424	1,247,005
Qualcomm, Inc.	109,827	14,029,301
Rambus, Inc.(NON)	19,028	408,912
Sartorius AG (Preference) (Germany)	1,872	654,052
Semtech Corp.(NON)	8,072	443,718
Shimadzu Corp. (Japan)	28,000	885,318
Silergy Corp. (China)	1,000	80,549
STMicroelectronics NV (France)	33,496	1,053,064
Synaptics, Inc.(NON)	2,142	252,863
Texas Instruments, Inc.	9,569	1,470,277
Thales SA (France)	25,843	3,169,968
Vishay Intertechnology, Inc.	4,502	80,226
Vontier Corp.	55,936	1,285,969

		57,950,538
Energy (2.9%)
APA Corp.	15,906	555,119
BP PLC (United Kingdom)	473,157	2,236,508
California Resources Corp.	10,980	422,730
Cheniere Energy, Inc.	28,600	3,804,658
Chevron Corp.	34,800	5,038,344
ConocoPhillips	51,078	4,587,315
DCC PLC (Ireland)	12,678	786,771
Denbury, Inc.(NON)	6,682	400,853
Enterprise Products Partners LP	67,839	1,653,236
EOG Resources, Inc.	9,904	1,093,798
Equinor ASA (Norway)	50,658	1,761,769
Exxon Mobil Corp.	142,809	12,230,163
Fluence Energy, Inc.(NON)	7,904	74,930
Golar LNG, Ltd. (Norway)(NON)	8,109	184,480
Halliburton Co.	18,600	583,296
Marathon Oil Corp.	185,707	4,174,693
Marathon Petroleum Corp.	25,215	2,072,925
NOW, Inc.(NON)	38,390	375,454
Oasis Petroleum, Inc.	6,088	740,605
Occidental Petroleum Corp.	13,700	806,656
Oceaneering International, Inc.(NON)	24,449	261,115
Orsted AS (Denmark)	2,922	305,434
PBF Energy, Inc. Class A(NON)	11,767	341,478
Phillips 66	9,600	787,104
Schlumberger, Ltd.	16,300	582,888
Shell PLC (London Exchange) (United Kingdom)	226,029	5,871,598
Shell PLC (Euronext Amsterdan Exchange) (United Kingdom)	144,151	3,753,161
Shoals Technologies Group, Inc. Class A(NON)	23,544	388,005
SM Energy Co.	13,449	459,821
SunCoke Energy, Inc.	16,522	112,515
Talos Energy, Inc.(NON)	23,289	360,281
Targa Resources Corp.	42,400	2,530,008
Valero Energy Corp.	36,475	3,876,563
Warrior Met Coal, Inc.	12,476	381,890

		63,596,164
Financials (9.7%)
3i Group PLC (United Kingdom)	16,322	220,245
AIA Group, Ltd. (Hong Kong)	216,800	2,349,855
Alexander & Baldwin, Inc.(R)	11,405	204,720
Alleghany Corp.(NON)	900	749,790
Allianz SE (Germany)	2,366	451,557
Allstate Corp. (The)	6,000	760,380
Ally Financial, Inc.	85,700	2,871,807
American Campus Communities, Inc.(R)	15,036	969,371
American Equity Investment Life Holding Co.	2,825	103,310
American Financial Group, Inc.	5,454	757,070
American International Group, Inc.	63,816	3,262,912
Ameriprise Financial, Inc.	17,800	4,230,704
Ameris Bancorp	2,095	84,177
AMERISAFE, Inc.	1,742	90,601
Apartment Income REIT Corp.(R)	17,832	741,811
Apollo Global Management, Inc.	33,952	1,645,993
Apple Hospitality REIT, Inc.(R)	11,907	174,676
Arch Capital Group, Ltd.(NON)	8,800	400,312
Argo Group International Holdings, Ltd. (Bermuda)	2,997	110,469
Armada Hoffler Properties, Inc.(R)	5,653	72,585
Associated Banc-Corp.	4,144	75,669
Assured Guaranty, Ltd.	56,699	3,163,237
Atlantic Union Bankshares Corp.	4,733	160,543
AvalonBay Communities, Inc.(R)	3,800	738,150
Aviva PLC (United Kingdom)	179,786	878,259
AXA SA (France)	124,404	2,823,796
Axis Capital Holdings, Ltd.	14,400	822,096
Banco Bilbao Vizcaya Argentaria SA (Spain)	355,850	1,614,900
Banco Santander SA (Spain)	667,176	1,879,361
Bank Leumi Le-Israel BM (Israel)	165,881	1,474,572
Bank of America Corp.	205,993	6,412,562
Bank of Ireland Group PLC (Ireland)	367,349	2,322,099
Banner Corp.	3,137	176,331
Berkshire Hathaway, Inc. Class B(NON)	6,189	1,689,721
BGC Partners, Inc. Class A	59,136	199,288
Blackstone, Inc.	6,496	592,630
Blucora, Inc.(NON)	5,615	103,653
BNP Paribas SA (France)	38,709	1,840,236
BOC Hong Kong Holdings, Ltd. (Hong Kong)	199,500	788,156
Boston Properties, Inc.(R)	22,249	1,979,716
BrightSpire Capital, Inc.(R)	9,578	72,314
Brixmor Property Group, Inc.(R)	32,407	654,945
Brookline Bancorp, Inc.	5,309	70,663
BRT Apartments Corp.(R)	2,208	47,450
Camden Property Trust(R)	6,100	820,328
Capital One Financial Corp.	21,453	2,235,188
Carlyle Group, Inc. (The)	21,771	689,270
Cathay General Bancorp	10,352	405,281
CBRE Group, Inc. Class A(NON)	37,900	2,789,819
Central Pacific Financial Corp.	3,384	72,587
Charles Schwab Corp. (The)	94,747	5,986,115
Chubb, Ltd.	4,036	793,397
Citigroup, Inc.	267,225	12,289,677
City Office REIT, Inc. (Canada)(R)	6,022	77,985
CK Asset Holdings, Ltd. (Hong Kong)	190,659	1,348,521
CNO Financial Group, Inc.	20,488	370,628
Commonwealth Bank of Australia (Australia)	1,007	62,822
ConnectOne Bancorp, Inc.	2,773	67,800
Corporate Office Properties Trust(R)	3,389	88,758
CubeSmart(R)	52,200	2,229,984
Cushman & Wakefield PLC(NON)	22,409	341,513
Customers Bancorp, Inc.(NON)	7,374	249,979
Dai-ichi Life Holdings, Inc. (Japan)	50,700	937,920
DBS Group Holdings, Ltd. (Singapore)	183,100	3,911,616
Deutsche Boerse AG (Germany)	17,572	2,938,967
Dexus (Australia)(R)	73,302	449,299
Discover Financial Services	7,492	708,593
Duke Realty Corp.(R)	14,500	796,775
Eagle Bancorp, Inc.	2,328	110,370
East West Bancorp, Inc.	28,600	1,853,280
Employers Holdings, Inc.	2,328	97,520
Encore Capital Group, Inc.(NON)	2,434	140,612
Enova International, Inc.(NON)	2,461	70,926
Enterprise Financial Services Corp.	3,633	150,770
Equitable Holdings, Inc.	121,465	3,166,593
Equity Lifestyle Properties, Inc.(R)	10,600	746,982
Essent Group, Ltd.	12,384	481,738
Essential Properties Realty Trust, Inc.(R)	20,138	432,766
Essex Property Trust, Inc.(R)	2,800	732,228
Everest Re Group, Ltd.	2,800	784,784
Exor NV (Netherlands)	8,851	551,701
Extra Space Storage, Inc.(R)	4,200	714,504
Fifth Third Bancorp	19,500	655,200
First BanCorp/Puerto Rico (Puerto Rico)	32,683	421,938
First Bancshares, Inc. (The)	1,704	48,734
First Busey Corp.	3,898	89,069
First Commonwealth Financial Corp.	6,049	81,178
First Financial Corp./IN	2,032	90,424
First Foundation, Inc.	3,588	73,482
First Industrial Realty Trust, Inc.(R)	14,807	703,036
Flagstar Bancorp, Inc.	10,806	383,073
Four Corners Property Trust, Inc.(R)	2,671	71,022
Fulton Financial Corp.	16,438	237,529
Gaming and Leisure Properties, Inc.(R)	80,779	3,704,525
Genworth Financial, Inc. Class A(NON)	109,962	388,166
Gjensidige Forsikring ASA (Norway)	16,447	333,125
Goldman Sachs Group, Inc. (The)	41,572	12,347,715
Goodman Group (Australia)(R)	110,558	1,361,418
Granite Point Mortgage Trust, Inc.(R)	7,665	73,354
Great Southern Bancorp, Inc.	1,265	74,078
Hana Financial Group, Inc. (South Korea)	45,815	1,388,494
Hancock Whitney Corp.	10,455	463,470
Hanmi Financial Corp.	5,042	113,142
Hilltop Holdings, Inc.	7,694	205,122
HomeStreet, Inc.	2,145	74,367
Hope Bancorp, Inc.	20,867	288,799
Horace Mann Educators Corp.	8,064	309,496
Horizon Bancorp, Inc./IN	4,433	77,223
Iida Group Holdings Co., Ltd. (Japan)	20,500	315,629
Independent Bank Corp./MI	2,210	42,609
Industrial Logistics Properties Trust(R)	5,504	77,496
International Bancshares Corp.	2,172	87,054
International Money Express, Inc.(NON)	9,405	192,520
Investor AB Class B (Sweden)	58,840	967,346
Invitation Homes, Inc.(R)	20,500	729,390
Israel Discount Bank, Ltd. Class A (Israel)	114,538	595,488
iStar, Inc.(R)	7,345	100,700
Japan Exchange Group, Inc. (Japan)	73,900	1,066,452
Japan Post Holdings Co., Ltd. (Japan)	231,900	1,656,355
Jones Lang LaSalle, Inc.(NON)	4,100	716,926
JPMorgan Chase & Co.	146,385	16,484,415
Kennedy-Wilson Holdings, Inc.	4,931	93,393
KeyCorp	32,133	553,652
Lamar Advertising Co. Class A(R)	8,000	703,760
Lemonade, Inc.(NON)	18,993	346,812
Life Storage, Inc.(R)	18,100	2,021,046
Lloyds Banking Group PLC (United Kingdom)	466,763	240,402
London Stock Exchange Group PLC (United Kingdom)	27,887	2,590,824
Marcus & Millichap, Inc.	6,223	230,189
Marsh & McLennan Cos., Inc.	5,566	864,122
Meta Financial Group, Inc.	6,783	262,299
MetLife, Inc.	126,700	7,955,493
MFA Financial, Inc.(R)	6,460	69,445
MGIC Investment Corp.	59,159	745,403
Midland States Bancorp, Inc.	2,238	53,802
Mitsubishi UFJ Financial Group, Inc. (Japan)	488,700	2,627,195
Mizrahi Tefahot Bank, Ltd. (Israel)	4,181	138,251
Mr. Cooper Group, Inc.(NON)	10,197	374,638
National Australia Bank, Ltd. (Australia)	3,836	72,523
National Bank Holdings Corp. Class A	3,043	116,456
National Health Investors, Inc.(R)	1,679	101,764
Navient Corp.	28,704	401,569
NBT Bancorp, Inc.	3,955	148,668
New Residential Investment Corp.(R)	68,028	634,021
New York Mortgage Trust, Inc.(R)	27,321	75,406
Nicolet Bankshares, Inc.(NON)	440	31,830
NN Group NV (Netherlands)	3,107	141,114
Nomura Real Estate Holdings, Inc. (Japan)	18,600	455,815
OceanFirst Financial Corp.	6,194	118,491
OFG Bancorp (Puerto Rico)	5,467	138,862
Old Republic International Corp.	31,393	701,947
OneMain Holdings, Inc.	17,442	651,982
Orion Office REIT, Inc.(R)	17,978	197,039
Outfront Media, Inc.(R)	24,521	415,631
Partners Group Holding AG (Switzerland)	1,366	1,230,852
Peapack-Gladstone Financial Corp.	1,662	49,361
PennyMac Financial Services, Inc.	7,415	324,110
Peoples Bancorp, Inc./OH	1,326	35,272
Piedmont Office Realty Trust, Inc. Class A(R)	16,667	218,671
Piper Sandler Cos.	734	83,206
PNC Financial Services Group, Inc. (The)	29,385	4,636,071
Popular, Inc. (Puerto Rico)	9,316	716,680
Preferred Bank/Los Angeles CA	1,387	94,344
ProAssurance Corp.	4,428	104,634
Prologis, Inc.(R)	6,050	711,783
Prudential PLC (United Kingdom)	131,307	1,623,975
Public Storage(R)	2,900	906,743
QCR Holdings, Inc.	1,457	78,663
Radian Group, Inc.	4,396	86,381
Realogy Holdings Corp.(NON)	23,590	231,890
Redwood Trust, Inc.(R)	25,303	195,086
Reinsurance Group of America, Inc.	7,327	859,384
Retail Opportunity Investments Corp.(R)	20,113	317,383
RPT Realty(R)	11,609	114,116
S&T Bancorp, Inc.	2,825	77,490
Safety Insurance Group, Inc.	710	68,941
Sculptor Capital Management, Inc.	7,137	59,594
Selective Insurance Group, Inc.	1,182	102,763
Simon Property Group, Inc.(R)	6,987	663,206
SITE Centers Corp.(R)	5,904	79,527
SLM Corp.	39,400	628,036
STAG Industrial, Inc.(R)	16,118	497,724
Starwood Property Trust, Inc.(R)	34,067	711,660
State Street Corp.	20,173	1,243,665
Stewart Information Services Corp.	3,898	193,926
Sumitomo Mitsui Financial Group, Inc. (Japan)	26,100	775,613
Sumitomo Realty & Development Co., Ltd. (Japan)	9,000	237,670
Sunstone Hotel Investors, Inc.(NON)(R)	39,796	394,776
SVB Financial Group(NON)	1,625	641,859
Synchrony Financial	99,067	2,736,231
Terreno Realty Corp.(R)	1,196	66,653
TPG RE Finance Trust, Inc.(R)	9,190	82,802
UBS Group AG (Switzerland)	118,365	1,908,173
UMB Financial Corp.	4,194	361,103
United Fire Group, Inc.	2,406	82,357
United Overseas Bank, Ltd. (Singapore)	78,400	1,481,322
Universal Insurance Holdings, Inc.	6,772	88,239
Univest Financial Corp.	1,878	47,776
Unum Group	35,073	1,193,183
Urban Edge Properties(R)	5,175	78,712
Virtu Financial, Inc. Class A	31,300	732,733
Virtus Investment Partners, Inc.	1,137	194,450
Visa, Inc. Class A	36,140	7,115,605
W.R. Berkley Corp.	13,741	937,961
Washington Federal, Inc.	5,872	176,277
Wells Fargo & Co.	131,448	5,148,818
WesBanco, Inc.	5,439	172,471
Wintrust Financial Corp.	4,400	352,660
Zurich Insurance Group AG (Switzerland)	1,415	615,417

		215,461,689
Government (—%)
Poste Italiane SpA (Italy)	25,893	241,823

		241,823
Health care (9.8%)
Abbott Laboratories	117,365	12,751,707
AbbVie, Inc.	76,496	11,716,127
ABIOMED, Inc.(NON)	2,877	712,086
Adaptive Biotechnologies Corp.(NON)	43,080	348,517
Agenus, Inc.(NON)	106,664	206,928
Alector, Inc.(NON)	21,862	222,118
Alkermes PLC(NON)	17,102	509,469
Allscripts Healthcare Solutions, Inc.(NON)	26,145	387,730
AmerisourceBergen Corp.	5,862	829,356
Amgen, Inc.	3,026	736,226
AMN Healthcare Services, Inc.(NON)	4,546	498,742
AngioDynamics, Inc.(NON)	4,088	79,103
Arvinas, Inc.(NON)	886	37,292
AstraZeneca PLC (United Kingdom)	49,734	6,538,450
AstraZeneca PLC ADR (United Kingdom)	65,325	4,316,023
AtriCure, Inc.(NON)	2,313	94,509
Avanos Medical, Inc.(NON)	6,662	182,139
Bio-Rad Laboratories, Inc. Class A(NON)	1,646	814,770
BioCryst Pharmaceuticals, Inc.(NON)	8,392	88,787
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	4,439	646,807
Boston Scientific Corp.(NON)	19,260	717,820
Bristol-Myers Squibb Co.	98,272	7,566,944
Brookdale Senior Living, Inc.(NON)	17,748	80,576
Cara Therapeutics, Inc.(NON)	9,081	82,910
Cardinal Health, Inc.	14,384	751,852
Chugai Pharmaceutical Co., Ltd. (Japan)	33,900	866,989
Cigna Corp.	15,273	4,024,741
Computer Programs and Systems, Inc.(NON)	3,119	99,714
Corcept Therapeutics, Inc.(NON)	4,171	99,186
Crinetics Pharmaceuticals, Inc.(NON)	4,740	88,401
CVS Health Corp.	44,314	4,106,135
Danaher Corp.	28,284	7,170,560
DexCom, Inc.(NON)	28,115	2,095,411
Eagle Pharmaceuticals, Inc./DE(NON)	1,788	79,441
Edwards Lifesciences Corp.(NON)	37,221	3,539,345
Elevance Health, Inc.	9,598	4,631,803
Eli Lilly and Co.	39,692	12,869,337
Enanta Pharmaceuticals, Inc.(NON)	8,622	407,562
Euroapi SA (France)(NON)	1,075	16,959
Eurofins Scientific (Luxembourg)	6,093	479,398
Exelixis, Inc.(NON)	41,000	853,620
FibroGen, Inc.(NON)	23,529	248,466
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	13,251	165,353
Fulgent Genetics, Inc.(NON)	6,989	381,110
Getinge AB Class B (Sweden)	20,486	473,412
Glaukos Corp.(NON)	2,263	102,785
GlaxoSmithKline PLC (United Kingdom)	76,794	1,650,507
HCA Healthcare, Inc.	11,888	1,997,897
Hologic, Inc.(NON)	23,500	1,628,550
Humana, Inc.	1,800	842,526
ICON PLC (Ireland)(NON)	4,735	1,026,075
IDEXX Laboratories, Inc.(NON)	5,128	1,798,543
IGM Biosciences, Inc.(NON)	4,208	75,870
Illumina, Inc.(NON)	3,437	633,645
ImmunityBio, Inc.(NON)	35,174	130,847
ImmunoGen, Inc.(NON)	42,076	189,342
Inari Medical, Inc.(NON)	1,173	79,752
Incyte Corp.(NON)	10,021	761,295
Inspire Medical Systems, Inc.(NON)	2,399	438,225
Integer Holdings Corp.(NON)	1,123	79,351
Intercept Pharmaceuticals, Inc.(NON)	5,799	80,084
Intuitive Surgical, Inc.(NON)	12,269	2,462,511
Ipsen SA (France)	6,815	643,117
IQVIA Holdings, Inc.(NON)	23,734	5,150,041
iTeos Therapeutics, Inc.(NON)	7,128	146,837
IVERIC bio, Inc.(NON)	3,140	30,207
Johnson & Johnson	31,401	5,573,992
Laboratory Corp. of America Holdings	5,200	1,218,672
Lantheus Holdings, Inc.(NON)	7,617	502,951
LivaNova PLC (United Kingdom)(NON)	7,169	447,847
Lonza Group AG (Switzerland)	6,387	3,405,418
McKesson Corp.	18,494	6,032,927
Medpace Holdings, Inc.(NON)	575	86,060
Medtronic PLC	47,600	4,272,100
Merck & Co., Inc.	207,087	18,880,122
Merck KGaA (Germany)	21,097	3,559,484
Meridian Bioscience, Inc.(NON)	10,263	312,200
Moderna, Inc.(NON)	5,500	785,675
Molina Healthcare, Inc.(NON)	7,500	2,097,075
NextGen Healthcare, Inc.(NON)	11,521	200,926
NGM Biopharmaceuticals, Inc.(NON)	7,583	97,214
Novartis AG (Switzerland)	38,231	3,237,811
Novo Nordisk A/S Class B (Denmark)	29,570	3,279,653
Ono Pharmaceutical Co., Ltd. (Japan)	11,900	305,394
Option Care Health, Inc.(NON)	16,686	463,704
Orthofix Medical, Inc. (Netherlands)(NON)	3,290	77,447
Pfizer, Inc.	108,690	5,698,617
Prothena Corp. PLC (Ireland)(NON)	2,715	73,712
RAPT Therapeutics, Inc.(NON)	4,045	73,821
Regeneron Pharmaceuticals, Inc.(NON)	9,406	5,560,168
Relay Therapeutics, Inc.(NON)	12,304	206,092
Roche Holding AG (Switzerland)	11,377	3,796,306
Sabra Health Care REIT, Inc.(R)	19,991	279,274
Sage Therapeutics, Inc.(NON)	2,075	67,023
Sanofi (France)	37,848	3,821,115
Sartorius Stedim Biotech (France)	1,830	573,982
Select Medical Holdings Corp.	13,792	325,767
Service Corp. International	11,400	787,968
Sonic Healthcare, Ltd. (Australia)	60,523	1,379,026
STAAR Surgical Co.(NON)	6,268	444,589
Theravance Biopharma, Inc. (Cayman Islands)(NON)	20,842	188,829
Thermo Fisher Scientific, Inc.	8,044	4,370,144
Travere Therapeutics, Inc.(NON)	10,136	245,595
UnitedHealth Group, Inc.	21,930	11,263,906
Vanda Pharmaceuticals, Inc.(NON)	7,809	85,118
Vertex Pharmaceuticals, Inc.(NON)	35,400	9,975,366
Veru, Inc.(NON)	5,934	67,054
Vir Biotechnology, Inc.(NON)	15,863	404,031
Xencor, Inc.(NON)	4,830	132,197
ZimVie, Inc.(NON)US	1,888	30,227

		218,248,537
Semiconductor (0.3%)
Applied Materials, Inc.	6,700	609,566
ASML Holding NV (Netherlands)	2,385	1,139,334
Axcelis Technologies, Inc.(NON)	7,168	393,093
KLA Corp.	2,488	793,871
Lam Research Corp.	1,500	639,225
MaxLinear, Inc. Class A(NON)	8,690	295,286
Renesas Electronics Corp. (Japan)(NON)	185,700	1,687,560
Tokyo Electron, Ltd. (Japan)	1,400	457,105

		6,015,040
Software (5.1%)
Adobe, Inc.(NON)	28,688	10,501,529
American Software, Inc./GA Class A	4,561	73,706
Appian Corp.(NON)	2,995	141,843
Atlassian Corp PLC Class A (Australia)(NON)	20,600	3,860,440
Autodesk, Inc.(NON)	4,300	739,428
Blackbaud, Inc.(NON)	1,410	81,879
Cadence Design Systems, Inc.(NON)	69,033	10,357,021
Domo, Inc. Class B(NON)	12,413	345,081
Donnelley Financial Solutions, Inc.(NON)	3,240	94,900
Electronic Arts, Inc.	5,500	669,075
Intuit, Inc.	32,166	12,398,064
Manhattan Associates, Inc.(NON)	9,100	1,042,860
Microsoft Corp.	262,190	67,338,257
NTT Data Corp. (Japan)	40,700	562,745
Oracle Corp.	33,480	2,339,248
Playtika Holding Corp. (Israel)(NON)	55,000	728,200
Sage Group PLC (The) (United Kingdom)	119,957	926,958
Skillz, Inc.(NON)	49,991	61,989
Square Enix Holdings Co., Ltd. (Japan)	21,000	930,203
Wix.com, Ltd. (Israel)(NON) (IL)	6,600	432,630
Workday, Inc. Class A(NON)	4,800	669,984

		114,296,040
Technology services (4.4%)
Accenture PLC Class A	59,403	16,493,243
Alphabet, Inc. Class A(NON)	14,302	31,167,777
Alphabet, Inc. Class C(NON)	6,747	14,758,725
Capgemini SE (France)	16,126	2,762,181
CSG Systems International, Inc.	5,704	340,415
DocuSign, Inc.(NON)	9,400	539,372
DXC Technology Co.(NON)	26,900	815,339
eBay, Inc.	16,166	673,637
Fidelity National Information Services, Inc.	34,630	3,174,532
GoDaddy, Inc. Class A(NON)	11,700	813,852
HealthStream, Inc.(NON)	3,915	84,995
Meta Platforms, Inc. Class A(NON)	65,320	10,532,850
Nomura Research Institute, Ltd. (Japan)	40,100	1,066,930
Palo Alto Networks, Inc.(NON)	12,332	6,091,268
Pinterest, Inc. Class A(NON)	155,100	2,816,616
Roku, Inc.(NON)	8,206	674,041
salesforce.com, Inc.(NON)	9,999	1,650,235
SCSK Corp. (Japan)	16,200	274,139
Spotify Technology SA (Sweden)(NON)	7,100	666,193
Vimeo, Inc.(NON)	10,444	62,873
Zebra Technologies Corp. Class A(NON)	4,320	1,269,864
Ziff Davis, Inc.(NON)	963	71,772

		96,800,849
Transportation (1.1%)
A.P. Moeller-Maersck A/S Class B (Denmark)	313	730,071
ArcBest Corp.	2,765	194,573
Arlo Technologies, Inc.(NON)	10,452	65,534
Covenant Logistics Group, Inc.	3,003	75,345
CSX Corp.	205,700	5,977,642
Deutsche Post AG (Germany)	66,347	2,484,943
Dorian LPG, Ltd.	8,469	128,729
Hub Group, Inc. Class A(NON)	3,657	259,428
Matson, Inc.	5,529	402,954
Nippon Yusen KK (Japan)	15,900	1,086,328
Safe Bulkers, Inc. (Monaco)	25,615	97,849
SFL Corp., Ltd. (Norway)	22,586	214,341
SG Holdings Co., Ltd. (Japan)	9,300	156,896
Southwest Airlines Co.(NON)	77,173	2,787,489
Union Pacific Corp.	40,722	8,685,189
Yamato Holdings Co., Ltd. (Japan)	28,900	462,213

		23,809,524
Utilities and power (1.9%)
AES Corp. (The)	143,900	3,023,339
ALLETE, Inc.	4,133	242,938
Ameren Corp.	26,497	2,394,268
American Electric Power Co., Inc.	88,047	8,447,229
Avista Corp.	1,705	74,185
Black Hills Corp.	4,958	360,794
California Water Service Group	4,236	235,310
Chesapeake Utilities Corp.	2,099	271,925
Constellation Energy Corp.	40,456	2,316,511
DTE Energy Co.	5,902	748,079
Duke Energy Corp.	8,262	885,769
E.ON SE (Germany)	163,615	1,373,054
Edison International	11,516	728,272
Enel SpA (Italy)	113,249	619,506
Eni SpA (Italy)	10,315	122,451
Eversource Energy	8,800	743,336
Exelon Corp.	90,360	4,095,115
FirstEnergy Corp.	18,400	706,376
Fortum OYJ (Finland)	22,665	340,007
Kinder Morgan, Inc.	35,000	586,600
New Jersey Resources Corp.	2,725	121,344
NiSource, Inc.	24,300	716,607
Northwest Natural Holding Co.	4,894	259,871
NRG Energy, Inc.	125,996	4,809,267
Osaka Gas Co., Ltd. (Japan)	29,300	560,604
Otter Tail Corp.	2,308	154,936
PNM Resources, Inc.	10,085	481,861
Portland General Electric Co.	7,614	367,985
PPL Corp.	15,300	415,089
Public Service Enterprise Group, Inc.	11,300	715,064
RWE AG (Germany)	12,448	457,614
SJW Group	2,395	149,472
Southern Co. (The)	10,036	715,667
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	16,425
Tokyo Gas Co., Ltd. (Japan)	51,600	1,067,521
Unitil Corp.	1,619	95,068
Vistra Corp.	37,700	861,445
WEC Energy Group, Inc.	7,400	744,736
Xcel Energy, Inc.	12,387	876,465

		41,902,105

Total common stocks (cost $1,267,791,875)		$1,457,472,306

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$749,376	$815,338
5.00%, 5/20/49	25,409	26,230
4.70%, with due dates from 5/20/67 to 8/20/67	111,155	112,937
4.645%, 6/20/67	54,099	55,003
4.50%, with due dates from 5/15/47 to 3/20/67	441,812	453,888
3.00%, TBA, 7/1/52	21,000,000	19,786,750
3.00%, with due dates from 8/20/49 to 4/20/51	30,983,820	29,413,054

		50,663,200
U.S. Government Agency Mortgage Obligations (17.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	161,125	162,055
3.00%, with due dates from 2/1/47 to 1/1/48	10,538,185	9,942,515
2.50%, with due dates from 8/1/50 to 8/1/51	8,031,004	7,251,955
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	6,968	7,057
4.00%, 1/1/57	800,856	802,903
4.00%, with due dates from 6/1/48 to 4/1/49	8,708,374	8,679,697
3.50%, 6/1/56	1,457,125	1,411,816
3.50%, with due dates from 4/1/52 to 5/1/52	5,978,600	5,789,426
3.00%, with due dates from 4/1/46 to 11/1/48	13,155,265	12,460,544
2.50%, with due dates from 7/1/50 to 8/1/51	40,738,508	36,840,704
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/52	5,000,000	5,215,375
5.50%, TBA, 8/1/52	9,000,000	9,248,648
5.00%, TBA, 8/1/52	38,000,000	38,651,632
5.00%, TBA, 7/1/52	23,000,000	23,463,588
4.50%, TBA, 8/1/52	35,000,000	35,053,326
4.50%, TBA, 7/1/52	24,000,000	24,088,128
4.00%, TBA, 8/1/52	16,000,000	15,743,117
4.00%, TBA, 7/1/52	20,000,000	19,715,616
3.50%, TBA, 8/1/52	49,000,000	47,039,980
3.00%, TBA, 8/1/52	27,000,000	25,097,326
2.50%, TBA, 8/1/52	41,000,000	36,800,682
2.50%, TBA, 7/1/37	37,000,000	35,320,529

		398,786,619

Total U.S. government and agency mortgage obligations (cost $457,271,057)		$449,449,819

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40(i)	$116,000	$131,634
U.S. Treasury Notes 1.375%, 8/31/26(i)	203,000	190,652

Total U.S. treasury obligations (cost $322,286)		$322,286

CORPORATE BONDS AND NOTES (14.8%)(a)
		Principal amount	Value
Basic materials (0.9%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$400,000	$403,500
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		180,000	146,947
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	72,122
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		210,000	170,776
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		222,000	206,004
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		205,000	179,314
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	98,175
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	83,729
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		185,000	161,413
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		355,000	344,655
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		350,000	301,036
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,494,000	1,344,600
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	69,621
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		125,000	105,250
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		360,000	325,800
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		95,000	88,113
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	232,500
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	90,273
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		460,000	434,912
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		390,000	359,190
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		155,000	143,806
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		265,000	247,501
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		210,000	194,261
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		505,000	502,475
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	326,928
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		716,000	583,270
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		150,000	127,133
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		155,000	130,153
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		490,000	407,092
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		270,000	224,175
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	446,954
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		220,000	182,600
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		145,000	127,600
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		215,000	177,977
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	512,977
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		105,000	76,499
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		185,000	152,043
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	64,614
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	114,571
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$220,000	173,336
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		320,000	269,600
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		75,000	73,500
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		60,000	57,300
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		235,000	226,519
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	162,190
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	550,875
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	38,510
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		210,000	174,548
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		100,000	84,527
Nufarm Australia, Ltd./Nufarm Americas, Inc. 144A sr. unsec. notes 5.00%, 1/27/30 (Australia)		50,000	42,250
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		143,000	142,079
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		727,000	670,855
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	226,341
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	180,657
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		310,000	218,527
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		355,000	294,693
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		130,000	102,725
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		570,000	543,254
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		375,000	346,875
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		210,000	178,734
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		275,000	199,076
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		275,000	196,653
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		380,000	305,558
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		260,000	241,979
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		837,000	583,948
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		418,000	296,467
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		1,002,000	975,451
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	821,968
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	183,857
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		39,000	45,112
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		120,000	116,257
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,351,000	1,175,694
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		270,000	198,788

			20,059,262
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	96,173
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		350,000	320,138
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	159,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		170,000	144,925
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	148,352
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		225,000	180,563
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	207,566
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		296,000	259,086
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		994,000	886,369
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		665,000	605,429
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		265,000	220,589
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		200,000	164,896
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		90,000	67,446
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	142,625
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		335,000	272,596
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	153,227
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		245,000	244,034
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		140,000	119,700
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		60,000	50,175
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	41,250
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		235,000	224,730
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		275,000	258,500
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		275,000	237,923
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		315,000	288,247
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		740,000	612,897
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		360,000	349,200
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	464,465
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	281,993
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		145,000	115,714
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		491,000	481,114
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		368,000	361,417
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		75,000	61,946
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		450,000	344,844
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		470,000	321,950
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		1,165,000	1,107,358
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	259,887
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		345,000	198,150
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		320,000	276,435
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		195,000	188,463
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		135,000	131,857
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		1,015,000	1,001,674
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		200,000	170,183
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		520,000	440,700
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		740,000	613,364
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		340,000	327,250
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		145,000	123,250
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		140,000	128,688
TK Elevator Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		200,000	179,500
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		180,000	168,300
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		310,000	262,998
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	191,299
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		205,000	165,029
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		545,000	525,244
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		375,000	304,470
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		92,000	82,005
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		585,000	549,099
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		330,000	293,139
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		240,000	237,360

			16,815,581
Communication services (1.7%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		255,000	213,981
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		400,000	283,916
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	158,500
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	151,000
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		776,000	638,610
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		445,000	380,976
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		990,000	905,367
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		788,000	738,749
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		2,179,000	1,632,594
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		2,977,000	2,415,043
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,125,000	1,041,262
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		586,000	584,545
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		165,000	133,601
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		168,000	163,919
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,680,000	1,501,651
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		860,000	735,515
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		115,000	95,482
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		160,000	130,400
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28		380,000	350,914
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		465,000	382,075
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		760,000	738,849
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	578,423
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		250,000	250,580
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		345,000	233,460
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		199,000	135,270
Comcast Corp. company guaranty sr. unsec. bonds 2.887%, 11/1/51		109,000	78,314
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		593,000	471,246
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		174,000	152,063
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		329,000	286,889
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		1,144,000	991,063
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		885,000	824,959
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		23,000	26,843
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		945,000	936,950
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		60,000	58,403
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		84,000	72,660
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50		393,000	260,195
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		591,000	560,754
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		530,000	500,042
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		697,000	660,092
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		670,000	647,073
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		675,000	631,125
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	536,322
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		100,000	85,307
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		135,000	105,233
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		165,000	139,013
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		235,000	142,795
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		210,000	155,486
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	90,142
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		400,000	300,428
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		266,000	236,298
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,835,000	1,705,341
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		155,000	139,361
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		385,000	316,663
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		430,000	347,763
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		385,000	308,481
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		1,087,000	1,143,003
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		255,000	268,675
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,315,000	1,067,276
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		126,000	117,591
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		1,318,000	1,269,128
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31		277,000	233,080
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		155,000	128,686
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		15,000	14,833
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		110,000	92,597
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		245,000	237,456
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		400,000	451,806
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,130,000	963,453
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		1,017,000	798,774
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		508,000	434,344
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		815,000	783,594
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		2,323,000	2,310,349
Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		360,000	359,130
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		510,000	423,300

			37,439,061
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 5.159%, perpetual maturity		217,000	190,135

			190,135
Consumer cyclicals (1.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		295,000	239,412
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		540,000	502,875
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		328,000	282,576
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		345,000	250,529
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,555,000	1,511,885
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		246,000	210,737
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26(PIK)		280,000	185,906
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		120,000	101,400
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		270,000	231,258
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		225,000	180,000
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	20,438
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		65,000	53,706
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		320,000	246,818
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		125,000	99,988
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		255,000	233,325
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		29,000	29,419
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		240,000	207,298
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		150,000	92,250
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		355,000	266,250
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		820,000	653,425
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		536,000	484,633
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		570,000	566,741
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		120,000	108,600
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		290,000	245,056
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		110,000	91,184
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25		500,000	481,865
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		85,000	66,088
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		240,000	185,890
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		330,000	238,352
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		190,000	154,518
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		310,000	283,650
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		320,000	296,000
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	50,482
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		245,000	218,462
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		255,000	204,931
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		385,000	325,067
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		170,000	123,687
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		440,000	316,386
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		1,230,000	1,062,561
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		300,000	75,000
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		510,000	507,489
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,680,000	1,618,944
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		315,000	167,738
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		195,000	116,046
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		595,000	461,125
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		715,000	682,768
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		220,000	197,224
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	215,260
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		315,000	255,230
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		315,000	251,772
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		240,000	204,300
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		60,000	51,982
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		245,000	227,510
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		95,000	79,795
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,347,000	1,286,292
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		110,000	108,415
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		353,000	283,725
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		288,000	253,607
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	63,904
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		630,000	504,775
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		172,000	157,307
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		150,000	146,837
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		190,000	179,006
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		763,000	759,947
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		467,807	371,907
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,421,000	1,404,075
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		95,000	91,200
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	89,700
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		285,000	225,150
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		170,000	109,448
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		792,000	768,929
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		325,000	265,688
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		225,000	213,750
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	118,010
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		120,000	100,200
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		30,000	25,171
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		1,924,000	1,714,788
Magallanes, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27		695,000	651,048
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	81,450
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		285,000	226,852
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		55,000	40,195
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		215,000	193,198
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	91,743
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		345,000	295,416
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	291,600
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		85,000	68,405
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60		435,000	271,069
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		1,030,000	839,988
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		110,000	94,050
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		85,000	65,025
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		280,000	234,500
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		154,000	136,368
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	189,963
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		170,000	166,175
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		170,000	157,879
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		255,000	230,363
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		870,000	844,635
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		205,000	192,678
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		152,000	148,276
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		376,000	346,194
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		265,000	232,538
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	98,850
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		325,000	271,894
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		315,000	355,556
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		70,000	61,250
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		200,000	151,664
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		95,000	70,538
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		105,000	92,789
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		200,000	158,309
S&P Global, Inc. 144A company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	87,377
S&P Global, Inc. 144A sr. unsec. unsub. notes 2.45%, 3/1/27		95,000	88,795
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		290,000	279,430
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		170,000	144,500
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	351,679
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	103,227
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		500,000	410,115
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		120,000	91,228
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	108,945
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		215,000	171,473
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	100,678
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	176,998
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		145,000	115,009
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		1,220,000	971,425
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	203,275
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,020,000	943,500
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		225,000	201,375
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		240,000	242,959
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		210,000	166,688
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		180,000	155,653
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		220,000	177,273
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		90,000	66,386
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		160,000	142,809
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	17,100
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	238,663
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		135,000	105,300
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		325,000	274,498
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	352,894
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	348,732
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		205,000	188,552
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		790,000	624,108
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		265,000	236,046
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		130,000	126,502
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		325,000	309,436
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		120,000	100,443
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		70,000	68,425
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		315,000	269,719
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		345,000	259,613
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	528,013
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		245,000	212,885
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		190,000	152,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		295,000	252,665
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		370,000	291,412
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		70,000	68,128

			43,334,051
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		160,000	128,400
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		230,000	201,089
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		265,000	229,225
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		160,000	137,254
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		310,000	276,929
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	198,946
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		525,000	536,193
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		1,199,000	1,076,453
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		629,000	639,922
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	224,400
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	217,624
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	929,574
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		140,000	104,542
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		260,000	219,224
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		23,964	24,809
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		210,000	181,072
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		390,000	457,405
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	463,423
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		465,000	458,662
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	135,314
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	80,325
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. bonds 3.625%, 3/24/32		715,000	657,681
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	219,096
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	117,462
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		730,000	627,865
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		975,000	800,822
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		194,000	185,319
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		140,000	134,638
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		177,000	171,342
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		205,000	193,130
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		882,000	852,939
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		170,000	159,989
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		355,000	308,850
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		111,000	102,894
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		100,000	78,750
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	41,755
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		943,000	854,924
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		155,000	125,094
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		585,000	583,679
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		1,545,000	1,478,546
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	683,240
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$320,000	301,136
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		848,000	829,098
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		845,000	814,166
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	132,980
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		325,000	309,567
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		415,000	328,888
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		99,000	76,973
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		307,000	248,670
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		265,000	256,525
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		80,000	73,808
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		120,000	100,800
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		180,000	163,350

			18,934,761
Energy (1.1%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		130,000	129,856
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		94,000	99,405
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	110,882
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		250,000	211,095
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		255,000	232,050
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		695,000	674,043
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		77,000	75,298
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		875,000	837,699
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		110,000	116,600
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		220,000	211,332
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		350,000	322,049
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		190,000	203,063
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		370,000	351,365
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		360,000	324,741
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		219,000	219,807
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		175,000	148,803
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		185,000	145,225
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		240,000	206,400
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	183,563
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		175,000	138,031
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		1,043,000	980,420
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		320,000	321,104
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		190,000	183,719
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		820,000	640,354
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		115,000	109,969
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	290,131
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	200,976
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	141,600
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		390,000	380,499
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		385,000	363,808
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		771,000	734,493
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		125,000	125,613
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		57,000	57,211
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		365,000	334,803
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		915,000	911,403
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		165,000	177,109
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	24,202
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		235,000	243,631
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		125,000	112,188
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	192,963
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		95,000	79,559
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	257,175
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.25%, 4/15/32		160,000	138,400
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.00%, 4/15/30		145,000	126,875
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		385,000	329,729
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		235,000	223,865
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		205,000	180,785
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		73,000	72,635
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		150,000	133,028
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		145,000	134,125
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		155,000	159,650
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		60,000	60,806
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		705,000	694,425
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		460,000	506,193
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		605,000	620,125
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		80,000	79,652
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		80,000	83,499
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	225,363
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		75,000	78,686
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		65,000	74,668
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	200,186
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		97,000	99,061
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		162,000	150,443
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		1,628,000	1,241,350
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		415,000	388,025
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		55,000	49,225
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		250,000	249,893
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		385,000	350,338
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		260,000	250,057
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	158,075
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		156,000	156,377
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		1,240,000	1,197,086
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		100,000	93,500
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		195,000	183,956
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		205,000	188,540
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		545,000	465,716
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		240,000	220,800
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		535,000	496,266
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	404,219
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		200,000	166,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		270,000	229,500
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		355,000	315,950
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		113,775	104,104
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		201,563	177,375
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		190,000	178,340
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	209,231
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	102,063
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		130,000	106,275
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	66,907

			23,925,604
Financials (4.1%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)		600,000	480,662
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	199,036
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		2,225,000	1,781,094
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		215,000	187,629
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		290,000	232,483
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		528,000	488,258
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,412,000	1,189,516
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		330,000	292,835
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,447,000	1,608,579
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		520,000	499,353
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	77,798
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		1,010,000	843,020
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		504,000	462,843
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		280,000	238,616
Athene Global Funding 144A notes 1.985%, 8/19/28		905,000	751,374
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		365,000	292,879
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	196,500
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	383,620
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,107,264
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	600,248
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		320,000	314,800
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		30,000	29,711
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,720,000	2,417,797
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		720,000	608,489
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		2,270,000	1,962,073
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 2.589%, 9/15/26		125,000	118,444
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,722,000	1,859,743
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		555,000	539,380
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		860,000	619,111
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		190,000	177,396
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		270,000	211,391
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		375,000	295,168
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	195,693
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		432,000	424,747
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		390,000	393,693
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,934,000	1,475,126
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		661,000	548,630
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		3,154,000	2,982,851
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		721,000	693,208
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		445,000	397,312
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		520,000	509,252
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		400,000	400,506
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		705,000	702,232
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	203,609
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		195,000	198,008
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	187,500
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		165,000	103,950
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,285,000	1,224,107
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		246,000	229,716
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29		470,000	434,341
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	227,886
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		431,000	392,210
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	307,327
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,249,489
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		600,000	571,196
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,745,000	1,564,794
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		384,000	372,688
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,435,000	1,432,751
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	137,736
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,124,000	1,116,910
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		245,000	244,351
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		1,137,000	1,184,715
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		445,000	446,849
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		218,000	183,487
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		185,000	159,592
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		125,000	92,644
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		360,000	288,529
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	191,235
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		148,000	144,836
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		70,000	64,225
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	113,400
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		327,000	253,425
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,454,000	1,397,574
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,755,000	2,663,256
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		386,000	329,217
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		164,000	181,922
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		220,000	230,402
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		410,000	385,564
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	57,824
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		781,000	611,261
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		215,000	201,274
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		280,000	248,035
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	92,938
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.10%, 9/15/27		182,000	172,314
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		633,000	464,218
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		317,000	247,586
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		110,000	110,275
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		810,000	605,431
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		195,000	182,742
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		320,000	301,231
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		805,000	743,466
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		218,000	203,568
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		1,256,000	1,060,718
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 2.411%, 5/15/47		784,000	595,860
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		149,000	122,031
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,716,000	2,301,260
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		3,080,000	2,956,823
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		136,000	134,778
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,432,000	1,432,040
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	324,480
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		280,000	215,440
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	58,825
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		330,000	265,650
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	435,983
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		425,000	416,600
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		467,000	461,543
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	323,361
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		130,000	129,924
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	563,139
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		3,065,000	2,908,211
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		965,000	875,661
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		2,511,000	2,510,135
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		345,000	264,167
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		195,000	156,417
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		305,000	276,392
New York Life Global Funding 144A notes 1.10%, 5/5/23		2,200,000	2,156,653
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		105,000	97,044
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	107,251
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		315,000	255,263
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		155,000	115,595
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		230,000	200,389
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		355,000	313,179
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		1,490,000	1,438,995
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		254,000	219,807
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		106,000	96,716
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		285,000	256,500
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		160,000	151,693
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		615,000	620,155
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		635,000	625,507
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		241,000	242,690
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	73,300
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		690,000	534,750
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		1,420,000	1,372,613
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)		290,000	281,724
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		385,000	356,021
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		1,792,000	1,785,364
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		965,000	930,135
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		540,000	513,511
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		275,000	246,098
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		395,000	388,738
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	563,138
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		1,305,000	1,063,404
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		235,000	226,775
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		702,000	670,038
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		263,000	231,328
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		203,000	197,925
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		173,000	148,996
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		3,960,000	3,514,363
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		160,000	154,843
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		82,000	73,396
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		379,000	274,194

			91,829,493
Health care (1.3%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		640,000	634,877
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		260,000	170,300
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		552,000	516,231
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		794,000	750,938
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		185,000	157,250
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		170,000	90,474
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		340,000	266,064
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		166,000	160,415
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		1,050,000	847,538
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		975,000	975,140
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		1,350,000	1,356,964
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22		888,000	888,859
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		1,115,000	1,104,354
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30		520,000	427,202
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29		128,000	123,556
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		215,000	178,181
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		595,000	551,863
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		110,000	94,050
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	90,956
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	104,729
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	20,500
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	76,163
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	96,725
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		310,000	199,950
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	258,366
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		528,000	529,147
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		2,299,000	2,176,131
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		263,566	252,655
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		355,000	284,384
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		260,000	247,494
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51		885,000	604,398
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		116,000	111,523
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	220,652
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	242,938
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		115,000	97,832
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		415,000	369,149
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		239,000	180,445
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		44,000	43,725
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		865,000	756,794
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		277,000	273,690
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		355,000	295,214
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		125,000	106,464
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	156,047
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,430,000	1,330,005
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	60,025
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		240,000	212,400
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		90,000	81,900
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		265,000	216,373
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		670,000	655,408
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,117,529
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	301,501
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		177,000	166,380
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		190,000	155,563
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		220,000	187,825
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		58,000	55,664
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		485,000	436,500
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,375,000	1,265,000
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		190,000	160,020
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	276,774
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		285,000	280,631
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		390,000	321,263
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		550,000	493,024
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,625,000	1,614,728
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		545,000	543,292
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		641,000	553,722
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		730,000	706,686
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		275,000	230,226

			28,512,766
Technology (1.0%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		355,000	294,296
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		680,000	441,806
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		670,000	634,404
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,680,000	1,637,923
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		275,000	197,395
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		565,000	560,923
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		493,000	487,612
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		600,000	552,298
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		525,000	427,458
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		150,000	122,342
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	62,241
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		783,000	753,399
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,550,000	1,434,692
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		305,000	279,445
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		411,000	368,479
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		115,000	87,420
Central Parent, Inc./Central Merger Sub, Inc. 144A sr. notes 7.25%, 6/15/29		170,000	163,625
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		405,000	332,505
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		100,000	92,103
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		165,000	130,433
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		415,000	358,975
Google, LLC sr. unsec. notes 3.375%, 2/25/24		720,000	724,027
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		850,000	849,142
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		480,000	401,597
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		360,000	360,193
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		1,818,000	1,434,064
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		85,000	62,605
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		2,165,000	2,080,724
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		120,000	119,211
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		85,000	62,432
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		440,000	327,898
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,705,000	1,264,323
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		215,000	195,815
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		1,651,000	1,648,175
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		545,000	397,850
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		665,000	486,229
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		665,000	502,878
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		665,000	532,971
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		720,000	563,417
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		95,000	89,370
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		170,000	141,950
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		120,000	98,732
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		295,000	248,007
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		200,000	187,146
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		755,000	632,420

			22,830,950
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		230,000	196,365
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		230,000	211,321
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		1,315,000	1,190,044
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		480,000	421,486
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		360,000	340,048
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		254,000	240,940
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		255,000	249,968
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		450,000	448,341
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	76,344
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	79,305
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		685,000	627,407

			4,081,569
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		320,000	282,214
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		515,000	414,198
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,130,000	1,100,728
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		195,000	165,155
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		123,000	104,065
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		110,000	78,100
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	52,484
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		180,000	151,582
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	45,600
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		350,000	317,757
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		50,000	40,422
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	20,807
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	148,860
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		275,000	242,251
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		835,000	695,690
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		980,000	925,665
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		210,000	238,293
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		860,000	821,180
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		308,000	308,375
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	713,685
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		592,000	584,410
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,410,000	1,270,718
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		86,000	87,291
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		113,000	107,404
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,550,000	1,141,407
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		417,000	365,074
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,680,000	1,412,944
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		265,000	246,038
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		300,000	300,304
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		107,000	124,844
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		15,000	14,691
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		160,000	143,312
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		535,000	525,168
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		835,000	663,226
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		100,000	89,250
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		450,000	449,299
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	185,288
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	652,361
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	99,940
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		115,000	96,401
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		370,000	331,219
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23		2,180,000	2,146,535
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	171,092
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	90,750
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		526,000	476,359
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		421,000	406,351
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		295,000	278,579
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		155,000	140,912

			19,468,278

Total corporate bonds and notes (cost $367,297,413)			$327,421,511

MORTGAGE-BACKED SECURITIES (5.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 20.465%, 4/15/37	$41,240	$64,334
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 18.942%, 11/15/35	25,028	38,043
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 13.562%, 6/15/34	17,943	19,378
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	3,896,790	815,747
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	5,158,668	1,032,456
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	9,302,367	1,660,193
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.726%, 4/15/44	6,036,012	723,468
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	5,540,696	1,167,263
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	6,688,056	1,450,682
REMICs Ser. 5162, Class HI, IO, 4.00%, 11/25/51	8,647,798	1,566,038
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	6,660,687	1,248,346
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	11,661,115	2,225,174
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	5,106,407	1,163,527
REMICs Ser. 5080, Class DI, IO, 4.00%, 3/25/51	10,218,723	1,950,025
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	5,568,196	1,083,014
REMICs Ser. 5174, Class NI, IO, 3.50%, 12/25/51	7,433,303	1,307,893
REMICs Ser. 5152, Class IE, IO, 3.50%, 10/25/51	8,200,653	1,442,604
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	5,757,830	1,031,812
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	4,103,036	738,098
REMICs Ser. 5167, IO, 3.00%, 11/25/51	8,481,841	1,319,011
REMICs Ser. 5127, Class AI, IO, 3.00%, 6/25/51	9,385,533	1,556,511
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	10,720,488	1,418,406
REMICs Ser. 3391, PO, zero %, 4/15/37	3,080	2,710
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	4,600	4,048
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 30.159%, 7/25/36	13,255	24,522
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 18.247%, 6/25/37	32,102	50,721
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 15.09%, 12/25/35	20,897	28,212
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.526%, 9/25/47	5,838,978	842,166
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 8/25/49	4,641,373	674,405
REMICs Ser. 21-67, Class DI, IO, 4.00%, 10/25/51	9,220,662	1,990,963
REMICs Ser. 21-28, Class GI, IO, 4.00%, 5/25/51	6,274,807	1,280,005
REMICs Ser. 20-67, Class JI, IO, 4.00%, 9/25/50	6,692,713	1,262,827
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	4,796,584	832,111
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	9,029,824	1,119,649
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	8,880,065	1,012,327
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	7,301,202	1,067,867
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	10,831	9,748
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	687	611
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,013	892
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,304	2,002
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	170,920	36,214
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	33,921	6,408
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 6/20/49	40,465	3,896
Ser. 13-14, IO, 3.50%, 12/20/42	307,206	35,233
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	8,189,961	1,262,728
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	4,067,051	607,065
Ser. 16-H16, Class EI, IO, 2.718%, 6/20/66(WAC)	2,260,361	112,114
FRB Ser. 16-H16, Class LI, IO, 2.167%, 7/20/66(WAC)	15,842,552	721,222
Ser. 15-H26, Class EI, IO, 1.733%, 10/20/65(WAC)	1,780,174	84,380
Ser. 15-H25, Class BI, IO, 1.379%, 10/20/65(WAC)	3,100,407	133,938

		38,231,007
Commercial mortgage-backed securities (1.7%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.084%, 5/15/53(WAC)	5,250,100	294,277
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 2.603%, 11/17/38 (Cayman Islands)	559,520	542,735
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 3.996%, 4/15/37	607,000	610,339
AREIT, LLC 144A FRB Ser. 22-CRE7, Class A, 3.242%, 6/17/39	930,000	927,675
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	94,982	1
BANK FRB Ser. 17-BNK8, Class B, 4.06%, 11/15/50(WAC)	501,000	467,532
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.706%, 8/15/52(WAC)	11,004,488	876,692
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.757%, 2/15/54(WAC)	5,241,185	525,544
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	437,000	410,863
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 2.374%, 5/15/38 (Cayman Islands)	827,000	812,091
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	169,000	164,371
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	141,073	143,909
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.26%, 3/10/47(WAC)	402,000	387,973
FRB Ser. 12-GC8, Class XA, IO, 1.475%, 9/10/45(WAC)	1,402,819	14
FRB Ser. 06-C5, Class XC, IO, 0.599%, 10/15/49(WAC)	3,406,317	32
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.041%, 11/10/46(WAC)	976,000	955,643
FRB Ser. 14-CR17, Class C, 4.943%, 5/10/47(WAC)	392,000	379,740
FRB Ser. 14-CR18, Class C, 4.906%, 7/15/47(WAC)	346,000	329,524
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	412,829
FRB Ser. 14-UBS6, Class C, 4.588%, 12/10/47(WAC)	500,000	479,974
FRB Ser. 15-LC21, Class B, 4.477%, 7/10/48(WAC)	476,000	451,338
FRB Ser. 15-LC19, Class C, 4.366%, 2/10/48(WAC)	855,000	821,223
FRB Ser. 14-CR18, Class XA, IO, 1.148%, 7/15/47(WAC)	1,982,693	31,108
FRB Ser. 14-CR19, Class XA, IO, 1.093%, 8/10/47(WAC)	5,178,975	80,361
FRB Ser. 13-CR11, Class XA, IO, 1.069%, 8/10/50(WAC)	5,587,775	43,836
FRB Ser. 14-UBS6, Class XA, IO, 1.001%, 12/10/47(WAC)	5,535,357	88,228
FRB Ser. 14-LC17, Class XA, IO, 0.822%, 10/10/47(WAC)	4,292,123	52,797
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 7/10/46(WAC)	899,031	835,598
FRB Ser. 13-CR13, Class D, 5.041%, 11/10/46(WAC)	537,000	502,131
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	3,042,837	1
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.402%, 4/15/50(WAC)	1,318,000	1,173,130
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	388,000	374,145
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	442,000	424,628
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,111,676
Ser. 19-C17, Class AS, 3.278%, 9/15/52	389,000	352,234
FRB Ser. 20-C19, Class XA, IO, 1.232%, 3/15/53(WAC)	10,554,849	698,826
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.902%, 4/15/50(WAC)	501,000	362,109
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.598%, 12/15/49(WAC)	1,264,000	1,001,509
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.549%, 8/10/44(WAC)	1,402,642	1,338,542
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.606%, 2/10/46(WAC)	3,593,693	16,449
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.226%, 1/10/47(WAC)	560,000	411,128
FRB Ser. 14-GC22, Class C, 4.843%, 6/10/47(WAC)	767,000	743,111
FRB Ser. 13-GC12, Class XA, IO, 1.52%, 6/10/46(WAC)	2,100,698	13,426
FRB Ser. 14-GC22, Class XA, IO, 1.096%, 6/10/47(WAC)	4,247,604	51,225
FRB Ser. 14-GC24, Class XA, IO, 0.843%, 9/10/47(WAC)	8,663,900	109,165
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.566%, 8/10/43(WAC)	630,000	468,301
FRB Ser. 13-GC14, Class B, 4.878%, 8/10/46(WAC)	436,000	433,086
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	650,000	644,869
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.702%, 9/15/47(WAC)	370,000	342,195
FRB Ser. 13-C12, Class B, 4.232%, 7/15/45(WAC)	435,000	430,166
FRB Ser. 13-C12, Class C, 4.232%, 7/15/45(WAC)	755,000	735,813
Ser. 16-C1, Class AS, 3.97%, 3/17/49	423,000	410,520
FRB Ser. 15-C33, Class XA, IO, 1.057%, 12/15/48(WAC)	5,370,035	137,687
FRB Ser. 14-C25, Class XA, IO, 0.967%, 11/15/47(WAC)	6,354,708	99,979
FRB Ser. 14-C19, Class XA, IO, 0.796%, 4/15/47(WAC)	4,524,363	37,575
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.17%, 12/15/46(WAC)	591,000	580,888
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	731,000	721,246
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.114%, 5/15/45(WAC)	695,000	514,787
FRB Ser. 12-C8, Class D, 4.982%, 10/15/45(WAC)	544,000	535,720
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	18,514	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.212%, 2/15/47(WAC)	560,000	555,516
FRB Ser. 14-C17, Class C, 4.638%, 8/15/47(WAC)	1,106,000	1,050,136
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	306,000	303,645
FRB Ser. 15-C24, Class B, 4.482%, 5/15/48(WAC)	375,000	367,052
FRB Ser. 14-C17, Class XA, IO, 1.187%, 8/15/47(WAC)	2,838,389	39,153
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.737%, 11/15/45(WAC)	491,000	485,902
FRB Ser. 13-C9, Class D, 4.243%, 5/15/46(WAC)	441,000	399,828
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class C, 4.02%, 11/15/49(WAC)	1,406,000	1,272,512
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.254%, 7/15/49(WAC)	324,000	324,194
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 3.324%, 10/15/49	45,866	45,793
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 2.759%, 8/9/37 (Cayman Islands)	463,000	448,522
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	4
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.687%, 12/10/45(WAC)	2,105,721	3,642
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 2.712%, 6/16/36	205,701	198,502
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.357%, 11/15/48(WAC)	715,695	303
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.434%, 7/15/46(WAC)	501,000	452,898
FRB Ser. 14-LC16, Class XA, IO, 1.247%, 8/15/50(WAC)	9,460,839	148,861
FRB Ser. 16-LC25, Class XA, IO, 0.976%, 12/15/59(WAC)	10,320,182	300,286
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.434%, 7/15/46(WAC)	412,000	241,477
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	1,270,000	1,266,038
FRB Ser. 13-C11, Class C, 4.315%, 3/15/45(WAC)	1,149,000	1,135,382
Ser. 13-C11, Class AS, 3.311%, 3/15/45	455,000	451,727
FRB Ser. 14-C22, Class XA, IO, 0.937%, 9/15/57(WAC)	22,663,991	201,891
FRB Ser. 13-C14, Class XA, IO, 0.787%, 6/15/46(WAC)	10,253,632	39,372
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.415%, 3/15/44(WAC)	788,814	357,175
Ser. 11-C4, Class E, 5.026%, 6/15/44(WAC)	138,000	101,877
FRB Ser. 12-C9, Class D, 4.981%, 11/15/45(WAC)	546,000	534,549
FRB Ser. 13-C15, Class D, 4.67%, 8/15/46(WAC)	599,000	355,362
FRB Ser. 12-C9, Class XA, IO, 1.977%, 11/15/45(WAC)	2,756,183	128
FRB Ser. 12-C10, Class XA, IO, 1.614%, 12/15/45(WAC)	3,905,661	5,796

		36,990,037
Residential mortgage-backed securities (non-agency) (1.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 1.814%, 5/25/47	1,199,126	678,299
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.027%, 1/25/49(WAC)	127,111	122,651
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	174,062	167,400
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (ICE LIBOR USD 1 Month + 0.68%), 2.287%, 4/20/35	103,394	103,168
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 9/25/45	118,775	112,426
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 3.574%, 8/25/35	238,374	228,529
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 4.124%, 10/25/29 (Bermuda)	502,000	494,595
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 1.926%, 8/25/69	760,620	739,387
Ser. 21-C, Class A1, 1.62%, 3/1/61	479,799	440,563
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	500,000	464,056
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,666,000	1,598,697
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.792%, 5/25/35(WAC)	189,390	186,461
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	24,909	24,515
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 2.272%, 11/20/35	197,791	177,362
FRB Ser. 06-24CB, Class A19, (ICE LIBOR USD 1 Month + 0.50%), 2.124%, 8/25/36	390,648	198,997
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 2.049%, 12/25/35	917,179	660,104
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 2.004%, 8/25/46	842,061	733,228
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 1.792%, 2/20/47	482,762	372,893
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 1.416%, 6/25/46	515,298	455,553
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	298,385	276,603
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	303,962	283,825
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 4.624%, 11/25/28	190,000	184,875
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 3.324%, 11/25/28 (Bermuda)	357,894	353,606
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 7.974%, 9/25/28	781,898	834,999
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 7.174%, 7/25/28	1,043,574	1,092,578
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (ICE LIBOR USD 1 Month + 5.15%), 6.774%, 11/25/28	677,425	707,116
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 6.624%, 12/25/28	585,773	610,655
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 6.324%, 4/25/28	493,691	509,781
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month + 4.65%), 6.274%, 10/25/28	1,947,533	2,012,742
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 5.174%, 8/25/29	498,217	504,444
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (ICE LIBOR USD 1 Month + 3.45%), 5.074%, 10/25/29	350,571	354,122
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (ICE LIBOR USD 1 Month + 2.30%), 3.924%, 9/25/30	299,963	297,880
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 4.024%, 2/25/47	207,000	203,532
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 3.729%, 6/25/42	90,000	90,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 3.524%, 1/25/50	81,915	80,938
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 3.226%, 8/25/33	691,000	653,196
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 2.776%, 1/25/42	281,000	252,510
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 2.624%, 2/25/47	2,360,820	2,302,189
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 2.226%, 2/25/42	377,954	367,560
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 1.776%, 9/25/41	137,000	129,438
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 8.574%, 8/25/28	664,537	703,614
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 8.374%, 8/25/28	846,623	896,060
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 7.624%, 9/25/28	610,900	634,439
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 7.524%, 10/25/28	42,890	44,283
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.324%, 4/25/28	974,439	1,017,315
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 7.174%, 4/25/28	908,137	944,560
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 6.624%, 11/25/24	13,174	13,325
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 6.524%, 11/25/24	138,808	143,270
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 1/25/29	1,031,834	1,075,161
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 5.974%, 5/25/29	622,544	649,624
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 5.924%, 2/25/25	60,927	62,226
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 4/25/29	426,395	444,827
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 1/25/29	1,183,185	1,210,348
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 5.624%, 5/25/25	30,518	31,056
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 5.274%, 9/25/29	95,000	97,203
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 5.174%, 7/25/29	504,653	518,304
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 4.524%, 7/25/24	96,577	96,812
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (ICE LIBOR USD 1 Month + 2.60%), 4.224%, 5/25/24	129,951	129,870
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 2.874%, 7/25/29	128,998	128,676
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 2.274%, 1/25/31	93,036	91,408
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 11/25/29	131,505	129,203
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.926%, 4/25/42	901,000	901,000
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 3.774%, 11/25/39	104,297	101,338
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (ICE LIBOR USD 1 Month + 2.10%), 3.724%, 9/25/39	82,891	82,580
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 3.674%, 1/25/40	322,164	315,850
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 2.126%, 1/25/42	198,225	193,641
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 1.826%, 11/25/41	120,102	115,202
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 1.676%, 10/25/41	68,123	66,845
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	703,948	679,567
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	430,026	399,765
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.60%), 3.224%, 10/25/28 (Bermuda)	64,373	64,203
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	335,320	333,656
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	498,487	497,042
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	445,514	436,604
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 2/25/34	492,887	475,472
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.82%, 2/25/35(WAC)	94,622	90,849
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 2.449%, 8/25/34	195,851	188,106
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.831%, 8/26/47(WAC)	129,186	127,275
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 2.524%, 1/25/48	281,274	277,644
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (ICE LIBOR USD 1 Month + 1.55%), 3.174%, 7/25/28 (Bermuda)	42,343	42,189
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 2.674%, 10/25/34	394,478	388,407
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	867,312
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	757,000	676,534
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 2.474%, 5/25/47	490,066	408,403
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	260,000	247,134
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	267,510
Triangle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 2.90%), 4.524%, 11/26/29	55,513	55,609
FRB Ser. 21-2, Class M1A, (ICE LIBOR USD 1 Month + 2.05%), 3.674%, 10/25/33 (Bermuda)	526,232	497,835
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 3.196%, 12/25/36(WAC)	354,441	309,352
FRB Ser. 05-AR12, Class 1A8, 2.851%, 10/25/35(WAC)	427,056	389,216
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 2.584%, 7/25/45	175,188	162,031
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 8/25/45	142,393	137,286

		38,918,514

Total mortgage-backed securities (cost $118,083,166)		$114,139,558

COLLATERALIZED LOAN OBLIGATIONS (1.4%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 2.254%, 4/23/34 (Cayman Islands)	$331,000	$318,750
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 2.144%, 4/15/34 (Cayman Islands)	841,000	811,518
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (ICE LIBOR USD 3 Month + 1.16%), 2.223%, 10/20/34 (Cayman Islands)	938,000	905,062
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME TERM SOFR 3 Month + 1.33%), 1.574%, 1/21/35 (Cayman Islands)	554,000	527,225
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 2.263%, 7/20/34 (Cayman Islands)	1,011,000	986,409
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 2.236%, 4/22/34	448,000	431,048
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 2.053%, 4/20/34 (Cayman Islands)	461,000	440,189
Allegany Park CLO, Ltd. 144A FRB Ser. 22-1A, Class AR, (CME TERM SOFR 3 Month + 1.30%), 2.151%, 1/20/35 (Cayman Islands)	700,000	674,096
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 2.334%, 10/25/32 (Cayman Islands)	400,000	390,840
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (ICE LIBOR USD 3 Month + 1.05%), 2.113%, 4/20/34 (Cayman Islands)	250,000	241,088
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (ICE LIBOR USD 3 Month + 1.12%), 2.164%, 7/18/34 (Cayman Islands)	354,000	341,528
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 2.114%, 4/15/34 (Cayman Islands)	750,000	721,902
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	500,000	482,453
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 2.153%, 4/20/31	570,500	559,470
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 2.386%, 11/22/34 (Cayman Islands)	754,000	721,769
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 2.214%, 10/15/34 (Cayman Islands)	518,000	500,085
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (ICE LIBOR USD 3 Month + 1.03%), 2.316%, 4/30/31	381,000	373,747
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-1A, Class A1R2, (ICE LIBOR USD 3 Month + 0.97%), 2.014%, 4/17/31 (Cayman Islands)	1,096,666	1,071,051
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-3RA, Class A1A, (ICE LIBOR USD 3 Month + 1.05%), 2.275%, 7/27/31 (Cayman Islands)	391,774	383,164
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 2.173%, 4/20/32 (Cayman Islands)	871,000	847,717
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 2.195%, 7/27/30 (Cayman Islands)	1,150,000	1,130,146
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 10/20/34	978,000	939,939
Elevation CLO, Ltd. 144A FRB Ser. 17-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.23%), 2.274%, 10/15/29	719,513	710,162
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 4/20/34	400,000	387,578
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (ICE LIBOR USD 3 Month + 1.24%), 2.284%, 4/15/33 (Cayman Islands)	700,000	681,518
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	430,000	415,474
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 2.244%, 4/16/34 (Cayman Islands)	581,000	558,626
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 2.274%, 10/15/31 (Cayman Islands)	498,107	489,468
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 2.244%, 7/15/34 (Cayman Islands)	350,000	340,729
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (ICE LIBOR USD 3 Month + 1.35%), 2.413%, 1/20/33 (Cayman Islands)	1,025,000	996,850
HPS Loan Management, Ltd. 144A FRB Ser. 18-2016, Class A2R, (ICE LIBOR USD 3 Month + 1.70%), 2.744%, 7/19/30 (Cayman Islands)	627,000	599,260
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 1.943%, 4/20/28 (Cayman Islands)	404,932	401,602
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 2.364%, 4/15/32 (Cayman Islands)	545,000	530,088
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 2.334%, 1/15/35 (Cayman Islands)	250,000	240,439
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	307,000	297,341
Neuberger Berman Loan Advisers CLO 47, Ltd. 144A FRB Ser. 22-47A, Class A, (CME TERM SOFR 3 Month + 1.30%), 1.548%, 4/14/35 (Cayman Islands)	373,000	358,597
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 2.364%, 1/24/33 (Cayman Islands)	258,000	250,514
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	250,000	240,382
Octagon Investment Partners 54, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 2.164%, 7/15/34 (Cayman Islands)	250,000	239,984
Octagon Investment Partners XXI, Ltd. 144A FRB Ser. 21-1A, Class AAR3, (ICE LIBOR USD 3 Month + 1.00%), 2.411%, 2/14/31 (Cayman Islands)	350,000	341,212
Palmer Square CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 2.561%, 11/14/34 (Cayman Islands)	400,000	387,111
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 2.194%, 7/15/34 (Cayman Islands)	550,000	531,570
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 22-2A, Class A2, (CME TERM SOFR 3 Month + 1.90%), 2.988%, 10/15/30 (Cayman Islands)	1,192,000	1,158,874
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 3.411%, 5/15/32 (Cayman Islands)	1,178,000	1,128,184
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 2.063%, 10/20/31 (Cayman Islands)	500,000	488,243
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.10%), 2.144%, 1/15/34	623,000	597,241
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 2.204%, 10/15/34 (Cayman Islands)	334,000	319,614
Regatta XXIII Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 1/20/35 (Cayman Islands)	360,000	343,983
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 7/20/34 (Cayman Islands)	971,000	944,396
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 2.164%, 4/15/36 (Cayman Islands)	1,164,000	1,125,668
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.214%, 7/15/34 (Cayman Islands)	508,000	487,917
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 7/20/34 (Cayman Islands)	1,008,000	970,049
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 2.763%, 1/20/29 (Cayman Islands)	600,000	575,806
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 2.534%, 7/15/32	900,000	879,290

Total collateralized loan obligations (cost $32,644,991)		$31,816,966

COMMODITY LINKED NOTES (1.1%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 7/24/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$11,056,000	$9,883,393
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	12,786,000	14,517,956

Total commodity Linked Notes (cost $23,842,000)		$24,401,349

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)	$1,286,000	$1,077,066
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	1,170,000	1,019,363
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	517,000	453,179
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)	750,000	642,083
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	1,300,000	1,018,875
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)	550,000	512,188
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	238,000	181,178
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	940,000	956,450
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	278,000	257,845
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	262,000	249,883
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	670,000	557,312
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	2,270,000	2,295,538
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	990,000	988,753
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	400,000	402,988
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	880,000	730,400
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	520,000	537,395
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)	750,000	637,500
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	505,000	464,600
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	245,000	234,588
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	200,000	163,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	1,110,000	977,586
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	1,065,000	821,381
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	287,000	262,608
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	2,324,000	1,912,602
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	300,000	301,215

Total foreign government and agency bonds and notes (cost $19,729,225)		$17,655,576

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$826,000	$823,935
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 11/25/53	225,600	225,600
FRB Ser. 21-2, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.374%, 4/25/55	891,000	891,000
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.70%), 1.368%, 2/25/55	388,000	388,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 21-S1, Class A1, (ICE LIBOR USD 1 Month + 0.50%), 1.70%, 9/10/22	710,000	710,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A2, (ICE LIBOR USD 1 Month + 1.45%), 2.262%, 8/15/22	783,000	783,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.374%, 5/25/55	602,000	590,996
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR 1 Month + 1.25%), 2.755%, 5/29/23	1,264,000	1,264,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 2.435%, 5/25/23	1,264,000	1,264,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.383%, 8/8/22	999,000	999,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.333%, 12/8/22	377,000	377,000
FRB Ser. 21-16, Class A1, (ICE LIBOR USD 1 Month + 0.62%), 2.253%, 11/7/22	1,095,000	1,095,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 1/25/46	450,304	448,985

Total asset-backed securities (cost $9,867,083)		$9,860,516

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 4/1/28	$173,250	$160,833
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 4.20%, 4/22/26	216,892	182,190
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	105,000	99,975
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 5.275%, 10/19/27	192,081	176,475
Arches Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 12/6/27	184,401	167,805
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 7.402%, 11/18/29	160,000	146,400
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 6.916%, 1/30/29	140,000	118,300
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 7/31/27	118,922	107,327
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.406%, 6/21/24	463,436	399,329
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 3.326%, 4/3/24	204,967	192,370
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 4/30/26	169,042	157,420
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.75%), 5.416%, 11/23/27	365,251	319,748
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 6/4/28	282,150	264,516
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 6.666%, 7/22/27	223,800	205,431
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 9.416%, 7/30/28	120,000	116,160
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 10/2/25	492,500	457,104
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 12/1/27	187,625	178,900
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.348%, 4/25/25	34,736	32,876
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 5/1/26	151,572	140,773
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.15%), 4.238%, 12/15/27	83,725	78,423
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	143,188	120,635
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.625%, 6/1/28	281,865	252,356
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 6.25%, 4/22/27	132,640	105,449
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 5.916%, 12/17/28	412,925	371,633
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	190,000	178,315
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 6/3/28	183,139	168,749
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	145,000	138,475
Quorum Health Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	347,945	231,964
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 9.688%, 2/28/26	170,000	110,500
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.916%, 11/28/25	118,800	110,088
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 10/1/25	173,640	163,926
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.877%, 3/28/25	379,389	347,061
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 4.019%, 7/31/27	118,804	111,009
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 6.212%, 5/3/27	150,000	138,000
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 5.392%, 4/21/28	222,188	205,941
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 3.87%, 3/2/27	397,601	368,775

Total senior loans (cost $7,561,115)		$6,825,231

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,047	$1,398,269
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	1,670	1,914,822

Total convertible preferred stocks (cost $2,758,320)		$3,313,091

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$84,438
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	254,800
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	106,000	101,031

Total convertible bonds and notes (cost $443,304)		$440,269

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	1,342	$49,614

Total warrants (cost $6,647)				$49,614

SHORT-TERM INVESTMENTS (4.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 1.36%(AFF)	Shares	76,302,286	$76,302,286
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(P)	Shares	1,198,000	1,198,000
U.S. Treasury Bills 1.163%, 7/14/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		$1,800,000	1,799,306
U.S. Treasury Bills 1.133%, 8/4/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		3,600,000	3,595,980
U.S. Treasury Bills 1.121%, 8/2/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		2,700,000	2,697,246
U.S. Treasury Bills 1.152%, 7/28/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		11,700,000	11,690,544
U.S. Treasury Bills 0.967%, 7/19/22(SEGSF)		132,000	131,932
U.S. Treasury Bills 1.236%, 7/21/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		4,400,000	4,397,518
U.S. Treasury Bills 0.797%, 7/12/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		1,900,000	1,899,442
U.S. Treasury Bills 0.859%, 7/5/22(SEG)		3,034,000	3,033,711

Total short-term investments (cost $106,745,357)			$106,745,965
TOTAL INVESTMENTS

Total investments (cost $2,414,363,839)			$2,549,914,057

	FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $70,242,214) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/21/22	$2,984,775	$3,078,713	$93,938
		Canadian Dollar	Sell	7/20/22	185,677	191,389	5,712
		Euro	Sell	9/21/22	11,594,870	11,884,118	289,248
	Citibank, N.A.
		Danish Krone	Sell	9/21/22	1,118,663	1,143,618	24,955
	HSBC Bank USA, National Association
		British Pound	Sell	9/21/22	8,880,690	9,154,504	273,814
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	7/20/22	993,953	1,024,568	30,615
		Norwegian Krone	Sell	9/21/22	636,183	663,226	27,043
		Singapore Dollar	Buy	8/17/22	1,751,581	1,757,199	(5,618)
		South Korean Won	Sell	8/17/22	4,722,242	4,855,742	133,500
		Swedish Krona	Buy	9/21/22	3,135,913	3,281,755	(145,842)
	NatWest Markets PLC
		Australian Dollar	Buy	7/20/22	5,587,304	6,191,226	(603,922)
		Euro	Sell	9/21/22	1,876,364	1,923,547	47,183
		Japanese Yen	Buy	8/17/22	668,208	699,251	(31,043)
		Swiss Franc	Buy	9/21/22	507,184	505,361	1,823
	State Street Bank and Trust Co.
		Chinese Yuan (Offshore)	Sell	8/17/22	1,578,613	1,568,676	(9,937)
		Japanese Yen	Buy	8/17/22	6,279,386	6,571,464	(292,078)
		Swiss Franc	Buy	9/21/22	7,526,555	7,499,764	26,791
	UBS AG
		Canadian Dollar	Sell	7/20/22	5,453,925	5,615,262	161,337
		Hong Kong Dollar	Buy	8/17/22	2,631,620	2,632,831	(1,211)

	Unrealized appreciation						1,115,959

	Unrealized (depreciation)						(1,089,651)

	Total						$26,308
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	236	$21,786,151	$21,907,880	Sep-22	$37,296
Russell 2000 Index E-Mini (Long)	97	8,283,752	8,283,800	Sep-22	(446,181)
S&P 500 Index E-Mini (Short)	1,068	202,139,292	202,359,300	Sep-22	1,825,316
U.S. Treasury Bond 30 yr (Long)	195	27,031,875	27,031,875	Sep-22	(441,970)
U.S. Treasury Bond Ultra 30 yr (Long)	337	52,013,844	52,013,844	Sep-22	(1,271,930)
U.S. Treasury Note 2 yr (Long)	445	93,456,954	93,456,954	Sep-22	(518,360)
U.S. Treasury Note 5 yr (Long)	936	105,066,000	105,066,000	Sep-22	(1,049,006)
U.S. Treasury Note 10 yr (Long)	397	47,056,906	47,056,907	Sep-22	(652,221)
U.S. Treasury Note Ultra 10 yr (Short)	10	1,273,750	1,273,750	Sep-22	21,384

Unrealized appreciation					1,883,996

Unrealized (depreciation)					(4,379,668)

Total					$(2,495,672)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22 (proceeds receivable $139,477,051) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 7/1/52	$23,000,000	7/14/22	$23,463,588
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	11,000,000	8/11/22	11,016,760
Uniform Mortgage-Backed Securities, 4.50%, 7/1/52	24,000,000	7/14/22	24,088,128
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	7,000,000	8/11/22	6,887,614
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	20,000,000	7/14/22	19,715,616
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	13,000,000	8/11/22	12,083,898
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	23,000,000	8/11/22	20,644,285
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	27,000,000	8/11/22	23,400,983

Total			$141,300,872

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$68,281,000	$434,267	(E)	$(140,687)	9/21/24	Secured Overnight Financing Rate — Annually	3.40% — Annually	$293,580
		149,331,000	949,745	(E)	310,247	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(639,498)
		68,363,000	1,512,190	(E)	773,944	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(790,281)
		28,707,000	950,202	(E)	(452,780)	9/21/32	Secured Overnight Financing Rate — Annually	3.20% — Annually	497,421
		15,256,000	504,974	(E)	240,007	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(264,967)
		15,208,000	1,395,030	(E)	(911,311)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	483,719
		3,754,000	9,299		(128)	7/5/52	Secured Overnight Financing Rate — Annually	2.657% — Annually	9,171

	Total				$(180,708)				$(410,855)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$66,809,883	$66,809,883	$—	7/30/23	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$—
	66,747,933	66,747,933	—	6/30/23	Secured Overnight Financing Rate plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	—
	Goldman Sachs International
	86,841,309	87,462,345	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	653,532
	86,984,014	87,860,014	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(987,844)
	35,859	36,090	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	Evraz PLC — Monthly	211

	Upfront premium received		—	Unrealized appreciation			653,743

	Upfront premium (paid)		—	Unrealized (depreciation)			(987,844)

		Total	$—			Total	$(334,101)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Textron, Inc.	Capital goods	13,966	$852,907	1.28%
General Dynamics Corp.	Capital goods	3,815	844,168	1.26%
Gartner, Inc.	Consumer cyclicals	3,485	842,660	1.26%
Palo Alto Networks, Inc.	Technology	1,701	840,359	1.26%
Apartment Income REIT Corp.	Financials	20,133	837,512	1.25%
MGIC Investment Corp.	Financials	66,405	836,698	1.25%
Constellation Energy Corp.	Utilities and power	14,599	835,950	1.25%
Bio-Rad Laboratories, Inc. Class A	Health care	1,687	835,056	1.25%
Allison Transmission Holdings, Inc.	Capital goods	21,705	834,543	1.25%
Cadence Design Systems, Inc.	Technology	5,544	831,776	1.24%
Virtu Financial, Inc. Class A	Financials	35,521	831,538	1.24%
Wintrust Financial Corp.	Financials	10,375	831,522	1.24%
AbbVie, Inc.	Health care	5,428	831,427	1.24%
Molina Healthcare, Inc.	Health care	2,973	831,190	1.24%
Synopsys, Inc.	Technology	2,734	830,202	1.24%
Pure Storage, Inc. Class A	Technology	32,280	829,924	1.24%
O'Reilly Automotive, Inc.	Consumer cyclicals	1,313	829,484	1.24%
Unum Group	Financials	24,337	827,946	1.24%
Hologic, Inc.	Health care	11,894	824,225	1.23%
Ulta Beauty, Inc.	Consumer staples	2,136	823,526	1.23%
Toll Brothers, Inc.	Consumer cyclicals	18,390	820,205	1.23%
Manhattan Associates, Inc.	Technology	7,148	819,217	1.23%
STORE Capital Corp.	Financials	31,361	817,885	1.22%
East West Bancorp, Inc.	Financials	12,595	816,151	1.22%
American International Group, Inc.	Financials	15,817	808,708	1.21%
Live Nation Entertainment, Inc.	Consumer cyclicals	9,764	806,343	1.21%
CF Industries Holdings, Inc.	Basic materials	9,397	805,591	1.21%
Autonation, Inc.	Consumer cyclicals	7,177	802,125	1.20%
Procore Technologies, Inc.	Technology	17,652	801,204	1.20%
Uber Technologies, Inc.	Consumer staples	38,971	797,340	1.19%
penske Automotive Group, Inc.	Consumer cyclicals	7,603	795,948	1.19%
Monolithic Power Systems, Inc.	Technology	2,061	791,502	1.18%
ManpowerGroup, Inc.	Consumer staples	10,357	791,405	1.18%
Boyd Gaming Corp.	Consumer cyclicals	15,793	785,702	1.18%
ON Semiconductor Corp.	Technology	15,296	769,518	1.15%
NRG Energy, Inc.	Utilities and power	20,160	769,499	1.15%
Targa Resources Corp.	Energy	12,887	768,973	1.15%
RingCentral, Inc. Class A	Technology	14,700	768,207	1.15%
WestRock Co.	Basic materials	19,141	762,583	1.14%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	11,583	761,265	1.14%
Valero Energy Corp.	Energy	7,162	761,191	1.14%
PVH Corp.	Consumer cyclicals	13,097	745,203	1.12%
Nordstrom, Inc.	Consumer cyclicals	35,119	742,057	1.11%
Booking Holdings, Inc.	Consumer cyclicals	413	723,189	1.08%
Johnson Controls International PLC	Capital goods	14,984	717,433	1.07%
Travel + Leisure Co.	Consumer cyclicals	18,160	704,964	1.06%
Albertsons Cos., Inc. Class A	Consumer staples	26,371	704,645	1.05%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	23,751	694,941	1.04%
Apollo Global Management, Inc.	Financials	14,171	686,993	1.03%
Expedia Group, Inc.	Consumer cyclicals	7,176	680,546	1.02%
Wix.com, Ltd. (Israel)	Technology	11,492	753,271	1.01%
Teradata Corp.	Technology	20,321	752,089	1.01%
Pinterest, Inc. Class A	Technology	41,145	747,199	1.00%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
BWX Technologies, Inc.	Capital goods	15,650	$862,150	1.29%
Erie Indemnity Co. Class A	Financials	4,473	859,632	1.29%
NextEra Energy, Inc.	Utilities and power	11,020	853,637	1.28%
Digital Realty Trust, Inc.	Financials	6,574	853,519	1.28%
Catalent, Inc.	Health care	7,891	846,591	1.27%
Liberty Broadband Corp. Class C	Communication services	7,301	844,333	1.26%
New York Community Bancorp, Inc.	Financials	92,446	844,032	1.26%
Ball Corp.	Capital goods	12,254	842,726	1.26%
Kemper Corp.	Financials	17,551	840,711	1.26%
Equifax, Inc.	Consumer cyclicals	4,594	839,610	1.26%
Domino's Pizza, Inc.	Consumer staples	2,153	839,064	1.26%
Berkshire Hathaway, Inc. Class B	Financials	3,063	836,219	1.25%
Commerce Bancshares, Inc./MO	Financials	12,735	836,055	1.25%
RPM International, Inc.	Basic materials	10,565	831,656	1.25%
Tyler Technologties, Inc.	Technology	2,498	830,534	1.24%
Broadridge Financial Solutions, Inc.	Financials	5,821	829,782	1.24%
Welltower, Inc.	Financials	10,063	828,699	1.24%
Air Products & Chemicals, Inc.	Basic materials	3,445	828,493	1.24%
Becton Dickinson and Co.	Health care	3,359	828,077	1.24%
Cooper Cos., Inc. (The)	Health care	2,636	825,377	1.24%
NortonLifeLock, Inc.	Technology	37,559	824,797	1.24%
T Rowe Price Group, Inc.	Financials	7,252	823,878	1.23%
Stanley Black & Decker, Inc.	Consumer cyclicals	7,841	822,217	1.23%
Wolfspeed, Inc.	Technology	12,933	820,623	1.23%
Pool Corp.	Consumer staples	2,335	820,074	1.23%
Ross Stores, Inc.	Consumer cyclicals	11,664	819,131	1.23%
Organon & Co.	Health care	24,228	817,704	1.23%
Take-Two Interactive Software, Inc.	Technology	6,672	817,503	1.22%
TD SYNNEX Corp.	Technology	8,962	816,454	1.22%
VF Corp.	Consumer cyclicals	18,445	814,700	1.22%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	23,252	811,739	1.22%
CarMax, Inc.	Consumer cyclicals	8,951	809,922	1.21%
Texas Instruments, Inc.	Technology	5,265	809,041	1.21%
Five Below, Inc.	Consumer cyclicals	7,127	808,389	1.21%
Wynn Resorts, Ltd.	Consumer cyclicals	14,080	802,297	1.20%
Viasat, Inc.	Communication services	25,751	788,755	1.18%
Ceridian HCM Holding, Inc.	Technology	16,532	778,309	1.17%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	12,337	776,732	1.16%
Universal Health Services, Inc. Class B	Health care	7,469	752,186	1.13%
Param,ount Global Class B	Consumer cyclicals	30,363	749,349	1.12%
Pioneer Natural Resources Co.	Energy	3,348	746,905	1.12%
NCR Corp.	Technology	23,442	729,283	1.09%
Scotts Miracle-Gro Co. (The)	Consumer cyclicals	9,184	725,462	1.09%
Shift4 Payments, Inc. Class A	Consumer cyclicals	21,752	719,115	1.08%
Boston Beer Co., Inc. Class A	Consumer staples	2,315	701,515	1.05%
New Fortress Energy, Inc.	Energy	17,652	698,489	1.05%
Polaris, Inc.	Consumer cyclicals	6,988	693,775	1.04%
Exact Sciences Corp.	Health care	17,489	688,886	1.03%
Thor Industries, Inc.	Consumer cyclicals	8,899	665,017	1.00%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	58,134	646,455	0.97%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
FactSet Research Systems, Inc.	Consumer cyclicals	1,628	$625,998	0.72%
Keysight Technologies, Inc.	Technology	4,208	580,040	0.66%
PepsiCo, Inc.	Consumer staples	3,458	576,273	0.66%
Weyerhaeuser Co.	Basic materials	17,210	569,996	0.65%
Eiffage SA (France)	Basic materials	6,251	561,271	0.64%
Nitto Denko Corp. (Japan)	Basic materials	8,652	559,153	0.64%
Merck & Co., Inc.	Health care	6,076	553,911	0.63%
Hershey Co. (The)	Consumer staples	2,551	548,849	0.63%
Exxon Mobil Corp.	Energy	6,357	544,396	0.62%
Diageo PLC (United Kingdom)	Consumer staples	12,647	542,247	0.62%
Moncler SpA (Italy)	Consumer cyclicals	12,012	513,993	0.59%
ConocoPhillips	Energy	5,631	505,717	0.58%
Colgate-Palmolive Co.	Consumer staples	6,302	505,038	0.58%
SEI Investments Co.	Financials	9,323	503,614	0.58%
GlaxoSmithKline PLC (United Kingdom)	Health care	23,226	498,020	0.57%
Camden Property Trust	Financials	3,684	495,422	0.57%
Hartford Financial Services Group, Inc. (The)	Financials	7,503	490,926	0.56%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	25,683	490,762	0.56%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	22,772	490,452	0.56%
Exor NV (Netherlands)	Financials	7,544	469,107	0.54%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	19,399	458,611	0.52%
MSCI, Inc.	Technology	1,109	457,111	0.52%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	22,034	455,253	0.52%
W.R. Berkley Corp.	Financials	6,665	454,955	0.52%
Agilent Technologies, Inc.	Technology	3,797	451,008	0.52%
Toppan, Inc. (Japan)	Consumer cyclicals	26,728	446,002	0.51%
Lockheed Martin Corp.	Capital goods	1,016	436,812	0.50%
Rheinmetall AG (Germany)	Capital goods	1,890	435,235	0.50%
Baloise Holding AG (Switzerland)	Financials	2,657	432,692	0.49%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	67,955	427,376	0.49%
Marubeni Corp. (Japan)	Conglomerates	46,426	418,279	0.48%
Repsol SA (Spain)	Energy	28,344	416,328	0.48%
KDDI Corp. (Japan)	Communication services	13,069	412,585	0.47%
Telefonica SA (Spain)	Communication services	79,908	406,169	0.46%
WH Group, Ltd. (Hong Kong)	Consumer staples	525,761	406,032	0.46%
Avery Dennison Corp.	Basic materials	2,491	403,160	0.46%
AT&T, Inc.	Communication services	19,163	401,651	0.46%
Fortive Corp.	Capital goods	7,171	389,968	0.45%
Airbnb, Inc. Class A	Consumer staples	4,355	387,983	0.44%
Cummins, Inc.	Capital goods	1,962	379,784	0.43%
Synopsys, Inc.	Technology	1,237	375,790	0.43%
Pentair PLC	Capital goods	8,188	374,745	0.43%
Accenture PLC Class A	Technology	1,340	372,113	0.43%
Edenred (France)	Consumer cyclicals	7,881	370,536	0.42%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	23,547	370,475	0.42%
Chevron Corp.	Energy	2,554	369,709	0.42%
Qualcomm, Inc.	Technology	2,883	368,249	0.42%
American Financial Group, Inc.	Financials	2,640	366,424	0.42%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	690	364,638	0.42%
Cadence Design Systems, Inc.	Technology	2,427	364,083	0.42%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Rollins, Inc.	Consumer cyclicals	17,755	$620,003	0.71%
Moody's Corp.	Consumer cyclicals	2,218	603,321	0.69%
Realty Income Corp.	Financials	8,759	597,882	0.68%
Cooper Cos., Inc. (The)	Health care	1,899	594,459	0.68%
Visa, Inc. Class A	Financials	2,974	585,466	0.67%
Broadridge Financial Solutions, Inc.	Financials	4,058	578,516	0.66%
Allianz SE (Germany)	Financials	2,956	564,237	0.64%
Alexandria Real Estate Equities, Inc.	Financials	3,867	560,823	0.64%
AXA SA (France)	Financials	24,181	548,869	0.62%
Prudential Financial, Inc.	Financials	5,654	540,945	0.62%
Welltower, Inc.	Financials	6,325	520,824	0.59%
Air Liquide SA (France)	Basic materials	3,725	500,066	0.57%
Toyota Motor Corp. (Japan)	Consumer cyclicals	32,114	497,052	0.57%
Heineken NV (Netherlands)	Consumer staples	5,424	494,558	0.56%
Ingersoll Rand, Inc.	Capital goods	11,751	494,498	0.56%
VF Corp.	Consumer cyclicals	11,163	493,079	0.56%
S&P Global, Inc.	Consumer cyclicals	1,436	483,883	0.55%
STERIS PLC	Health care	2,341	482,674	0.55%
Enbridge, Inc. (Canada)	Utilities and power	11,003	464,662	0.53%
Orange SA (France)	Communication services	38,898	457,359	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	25,731	446,425	0.51%
SoftBank Corp. (Japan)	Communication services	40,009	444,237	0.51%
Berkshire Hathaway, Inc. Class B	Financials	1,610	439,644	0.50%
Assicurazioni Generali SpA (Italy)	Financials	27,465	438,201	0.50%
Tower Semiconductor, Ltd. (Israel)	Technology	9,486	438,041	0.50%
Digital Realty Trust, Inc.	Financials	3,321	431,112	0.49%
Atmos Energy Corp.	Utilities and power	3,827	429,012	0.49%
REA Group, Ltd. (Australia)	Technology	5,472	422,375	0.48%
Pioneer Natural Resources Co.	Energy	1,862	415,361	0.47%
Molson Coors Beverage Co. Class B	Consumer staples	7,602	414,400	0.47%
Bouygues SA (France)	Conglomerates	13,451	413,868	0.47%
BHP Group, Ltd. (ASE Exchange) (Australia)	Basic materials	14,385	409,579	0.47%
Henderson Land Development Co., Ltd. (Hong Kong)	Financials	109,263	409,380	0.47%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	14,431	406,099	0.46%
Equifax, Inc.	Consumer cyclicals	2,220	405,845	0.46%
Catalent, Inc.	Health care	3,751	402,485	0.46%
Elanco Animal Health, Inc.	Health care	20,323	398,947	0.45%
TransCanada Corp. (Canada)	Energy	7,683	397,982	0.45%
Otsuka Holdings Company, Ltd. (Japan)	Health care	11,203	397,823	0.45%
Hess Corp.	Energy	3,754	397,657	0.45%
Koei Tecmo Holdings Co., Ltd. (Japan)	Technology	12,309	397,363	0.45%
Imperial Brands PLC (United Kingdom)	Consumer staples	17,652	394,518	0.45%
Naturgy Energy Group SA (Spain)	Utilities and power	13,675	393,669	0.45%
BNP Paribas SA (France)	Financials	8,064	383,345	0.44%
J Sainsbury PLC (United Kingdom)	Consumer staples	154,014	382,461	0.44%
T Rowe Price Group, Inc.	Financials	3,337	379,094	0.43%
Enel SpA (Italy)	Utilities and power	69,062	377,787	0.43%
Kubota Corp. (Japan)	Capital goods	25,219	376,760	0.43%
CGI Group, Inc. Class A (Canada)	Technology	4,664	371,565	0.42%
Saputo, Inc. (Canada)	Consumer staples	16,989	370,474	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$1,504	$19,760	$4,396	5/11/63	300 bp — Monthly	$(2,883)
	CMBX NA BBB-.6 Index	B+/P	2,953	44,011	9,792	5/11/63	300 bp — Monthly	(6,817)
	CMBX NA BBB-.6 Index	B+/P	6,050	88,022	19,584	5/11/63	300 bp — Monthly	(13,490)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	B+/P	8,647	70,058	15,587	5/11/63	300 bp — Monthly	(6,905)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	46,895	83,000	16,260	11/18/54	500 bp — Monthly	30,704
	CMBX NA BB.6 Index	CCC+/P	48,200	309,045	120,064	5/11/63	500 bp — Monthly	(71,607)
	CMBX NA BB.7 Index	B/P	31,284	613,000	193,402	1/17/47	500 bp — Monthly	(161,607)
	CMBX NA BB.9 Index	B/P	1,629	8,000	2,342	9/17/58	500 bp — Monthly	(706)
	CMBX NA BB.9 Index	B/P	13,274	65,000	19,026	9/17/58	500 bp — Monthly	(5,697)
	CMBX NA BBB-.10 Index	BB+/P	4,963	40,000	6,972	11/17/59	300 bp — Monthly	(1,989)
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	9,238	11/17/59	300 bp — Monthly	(3,429)
	CMBX NA BBB-.12 Index	BBB-/P	1,126	27,000	4,860	8/17/61	300 bp — Monthly	(3,720)
	CMBX NA BBB-.12 Index	BBB-/P	10,725	182,000	32,760	8/17/61	300 bp — Monthly	(21,944)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	15,516	116,000	36,598	1/17/47	500 bp — Monthly	(20,985)
	CMBX NA BBB-.7 Index	BB-/P	51,063	646,000	120,737	1/17/47	300 bp — Monthly	(69,352)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(141)	8,000	512	12/16/72	200 bp — Monthly	(650)
	CMBX NA A.14 Index	A-/P	(492)	29,000	1,856	12/16/72	200 bp — Monthly	(2,338)
	CMBX NA A.14 Index	A-/P	(1,222)	72,000	4,608	12/16/72	200 bp — Monthly	(5,806)
	CMBX NA A.6 Index	BBB+/P	(31)	40,800	4,015	5/11/63	200 bp — Monthly	(4,031)
	CMBX NA BBB-.14 Index	BBB-/P	225	5,000	1,043	12/16/72	300 bp — Monthly	(816)
	CMBX NA BBB-.15 Index	BBB-/P	89	1,000	219	11/18/64	300 bp — Monthly	(129)
	CMBX NA BBB-.15 Index	BBB-/P	92	1,000	219	11/18/64	300 bp — Monthly	(126)
	CMBX NA BBB-.6 Index	B+/P	34,128	407,775	90,727	5/11/63	300 bp — Monthly	(56,395)
	CMBX NA BBB-.7 Index	BB-/P	418	6,000	1,121	1/17/47	300 bp — Monthly	(700)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(646)	123,000	7,503	12/16/72	200 bp — Monthly	(8,108)
	CMBX NA A.14 Index	A-/P	(229)	39,000	2,496	12/16/72	200 bp — Monthly	(2,712)
	CMBX NA A.14 Index	A-/P	(946)	143,000	9,152	12/16/72	200 bp — Monthly	(10,051)
	CMBX NA A.7 Index	BBB+/P	9,165	209,000	11,077	1/17/47	200 bp — Monthly	(1,842)
	CMBX NA BB.10 Index	B+/P	4,975	62,000	20,169	5/11/63	500 bp — Monthly	(15,142)
	CMBX NA BBB-.12 Index	BBB-/P	1,081	9,000	1,620	8/17/61	300 bp — Monthly	(534)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(567)	38,000	2,318	12/16/72	200 bp — Monthly	(2,872)
	CMBX NA A.13 Index	A-/P	(384)	46,000	2,806	12/16/72	200 bp — Monthly	(3,175)
	CMBX NA A.13 Index	A-/P	(912)	152,000	9,272	12/16/72	200 bp — Monthly	(10,133)
	CMBX NA A.14 Index	A-/P	(176)	14,000	896	12/16/72	200 bp — Monthly	(1,068)
	CMBX NA A.14 Index	A-/P	(245)	22,000	1,408	12/16/72	200 bp — Monthly	(1,646)
	CMBX NA A.14 Index	A-/P	(460)	31,000	1,984	12/16/72	200 bp — Monthly	(2,434)
	CMBX NA A.14 Index	A-/P	(483)	31,000	1,984	12/16/72	200 bp — Monthly	(2,457)
	CMBX NA A.14 Index	A-/P	(483)	31,000	1,984	12/16/72	200 bp — Monthly	(2,457)
	CMBX NA A.14 Index	A-/P	(200)	34,000	2,176	12/16/72	200 bp — Monthly	(2,365)
	CMBX NA A.14 Index	A-/P	(648)	46,000	2,944	12/16/72	200 bp — Monthly	(3,577)
	CMBX NA A.14 Index	A-/P	(960)	60,000	3,840	12/16/72	200 bp — Monthly	(4,780)
	CMBX NA A.6 Index	BBB+/P	5,769	52,000	5,117	5/11/63	200 bp — Monthly	670
	CMBX NA BB.6 Index	CCC+/P	24,066	90,138	35,019	5/11/63	500 bp — Monthly	(10,877)
	CMBX NA BB.6 Index	CCC+/P	48,543	181,196	70,395	5/11/63	500 bp — Monthly	(21,701)
	CMBX NA BBB-.12 Index	BBB-/P	4,420	75,000	13,500	8/17/61	300 bp — Monthly	(9,043)
	CMBX NA BBB-.12 Index	BBB-/P	4,637	108,000	19,440	8/17/61	300 bp — Monthly	(14,749)

Upfront premium received			387,219		Unrealized appreciation			31,374

Upfront premium (paid)			(9,225)		Unrealized (depreciation)			(593,845)

	Total		$377,994				Total	$(562,471)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(6,063)	$58,400	$5,747	5/11/63	(200 bp) — Monthly	$(337)
	CMBX NA A.6 Index	(1,263)	10,400	1,023	5/11/63	(200 bp) — Monthly	(244)
	CMBX NA A.6 Index	(575)	5,600	551	5/11/63	(200 bp) — Monthly	(26)
	CMBX NA A.6 Index	(324)	3,200	315	5/11/63	(200 bp) — Monthly	(10)
	CMBX NA A.6 Index	(164)	1,600	157	5/11/63	(200 bp) — Monthly	(7)
	CMBX NA A.6 Index	(164)	1,600	157	5/11/63	(200 bp) — Monthly	(7)
	CMBX NA A.6 Index	(81)	800	79	5/11/63	(200 bp) — Monthly	(2)
	CMBX NA A.7 Index	(1,550)	209,000	11,077	1/17/47	(200 bp) — Monthly	9,458
	CMBX NA BB.10 Index	(47,738)	198,000	64,409	11/17/59	(500 bp) — Monthly	16,506
	CMBX NA BB.10 Index	(18,615)	73,000	23,747	11/17/59	(500 bp) — Monthly	5,071
	CMBX NA BB.10 Index	(7,410)	71,000	23,096	11/17/59	(500 bp) — Monthly	15,627
	CMBX NA BB.10 Index	(6,360)	58,000	18,867	11/17/59	(500 bp) — Monthly	12,459
	CMBX NA BB.11 Index	(2,131)	31,000	6,073	11/18/54	(500 bp) — Monthly	3,916
	CMBX NA BB.11 Index	(4,016)	31,000	6,073	11/18/54	(500 bp) — Monthly	2,031
	CMBX NA BB.11 Index	(1,089)	21,000	4,114	11/18/54	(500 bp) — Monthly	3,007
	CMBX NA BB.8 Index	(8,940)	69,575	25,833	10/17/57	(500 bp) — Monthly	16,835
	CMBX NA BB.8 Index	(21,707)	60,878	22,604	10/17/57	(500 bp) — Monthly	846
	CMBX NA BB.9 Index	(1,290)	32,000	9,366	9/17/58	(500 bp) — Monthly	8,050
	CMBX NA BB.9 Index	(387)	6,000	1,756	9/17/58	(500 bp) — Monthly	1,364
	CMBX NA BBB-.10 Index	(39,326)	132,000	23,008	11/17/59	(300 bp) — Monthly	(16,384)
	CMBX NA BBB-.10 Index	(8,120)	33,000	5,752	11/17/59	(300 bp) — Monthly	(2,385)
	CMBX NA BBB-.10 Index	(5,010)	21,000	3,660	11/17/59	(300 bp) — Monthly	(1,360)
	CMBX NA BBB-.12 Index	(109,446)	347,000	62,460	8/17/61	(300 bp) — Monthly	(47,160)
	CMBX NA BBB-.12 Index	(28,391)	85,000	15,300	8/17/61	(300 bp) — Monthly	(13,134)
	CMBX NA BBB-.12 Index	(10,605)	47,000	8,460	8/17/61	(300 bp) — Monthly	(2,169)
	CMBX NA BBB-.12 Index	(11,630)	33,000	5,940	8/17/61	(300 bp) — Monthly	(5,706)
	CMBX NA BBB-.12 Index	(10,897)	31,000	5,580	8/17/61	(300 bp) — Monthly	(5,332)
	CMBX NA BBB-.12 Index	(3,615)	19,000	3,420	8/17/61	(300 bp) — Monthly	(204)
	CMBX NA BBB-.12 Index	(1,694)	10,000	1,800	8/17/61	(300 bp) — Monthly	101
	CMBX NA BBB-.14 Index	(199)	1,000	209	12/16/72	(300 bp) — Monthly	9
	CMBX NA BBB-.14 Index	(112)	1,000	209	12/16/72	(300 bp) — Monthly	96
	CMBX NA BBB-.14 Index	(112)	1,000	209	12/16/72	(300 bp) — Monthly	96
	CMBX NA BBB-.6 Index	(5,463)	19,760	4,396	5/11/63	(300 bp) — Monthly	(1,076)
	CMBX NA BBB-.6 Index	(4,189)	15,269	3,397	5/11/63	(300 bp) — Monthly	(800)
	CMBX NA BBB-.8 Index	(28,438)	182,000	31,431	10/17/57	(300 bp) — Monthly	2,903
	CMBX NA BBB-.8 Index	(15,648)	99,000	17,097	10/17/57	(300 bp) — Monthly	1,399
	CMBX NA BBB-.8 Index	(15,710)	99,000	17,097	10/17/57	(300 bp) — Monthly	1,337
	CMBX NA BBB-.8 Index	(11,582)	87,000	15,025	10/17/57	(300 bp) — Monthly	3,400
	CMBX NA BBB-.8 Index	(11,100)	80,000	13,816	10/17/57	(300 bp) — Monthly	2,676
	CMBX NA BBB-.8 Index	(6,011)	42,000	7,253	10/17/57	(300 bp) — Monthly	1,221
	CMBX NA BBB-.8 Index	(5,550)	40,000	6,908	10/17/57	(300 bp) — Monthly	1,338
	CMBX NA BBB-.9 Index	(9,700)	41,000	7,027	9/17/58	(300 bp) — Monthly	(2,693)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	47,819	11/17/59	(500 bp) — Monthly	28,083
	CMBX NA BB.10 Index	(17,362)	146,000	47,494	11/17/59	(500 bp) — Monthly	30,010
	CMBX NA BB.10 Index	(9,571)	77,000	25,048	11/17/59	(500 bp) — Monthly	15,413
	CMBX NA BB.7 Index	(9,143)	476,444	185,098	5/11/63	(500 bp) — Monthly	175,558
	CMBX NA BB.7 Index	(28,039)	152,000	47,956	1/17/47	(500 bp) — Monthly	19,791
	CMBX NA BB.8 Index	(9,988)	55,080	20,451	10/17/57	(500 bp) — Monthly	10,418
	Goldman Sachs International
	CMBX NA A.6 Index	(96)	800	79	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA BB.10 Index	(4,525)	20,000	6,506	11/17/59	(500 bp) — Monthly	1,964
	CMBX NA BB.6 Index	(9,821)	88,298	34,304	5/11/63	(500 bp) — Monthly	24,410
	CMBX NA BB.6 Index	(146)	920	357	5/11/63	(500 bp) — Monthly	210
	CMBX NA BB.7 Index	(87,717)	432,000	136,296	1/17/47	(500 bp) — Monthly	48,219
	CMBX NA BB.7 Index	(12,780)	78,000	24,609	1/17/47	(500 bp) — Monthly	11,764
	CMBX NA BB.8 Index	(39,788)	104,362	38,750	10/17/57	(500 bp) — Monthly	(1,125)
	CMBX NA BB.8 Index	(28,436)	76,339	28,345	10/17/57	(500 bp) — Monthly	(155)
	CMBX NA BB.8 Index	(20,756)	58,945	21,886	10/17/57	(500 bp) — Monthly	1,081
	CMBX NA BB.8 Index	(18,578)	51,215	19,016	10/17/57	(500 bp) — Monthly	396
	CMBX NA BB.8 Index	(18,610)	51,215	19,016	10/17/57	(500 bp) — Monthly	364
	CMBX NA BB.8 Index	(4,758)	40,585	15,069	10/17/57	(500 bp) — Monthly	10,277
	CMBX NA BBB-.8 Index	(6,598)	51,000	8,808	10/17/57	(300 bp) — Monthly	2,184
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,237)	14,716	5,717	5/11/63	(500 bp) — Monthly	(2,532)
	CMBX NA BB.17 Index	(93,524)	191,000	60,261	1/17/47	(500 bp) — Monthly	(33,423)
	CMBX NA BB.8 Index	(4,956)	9,663	3,588	10/17/57	(500 bp) — Monthly	(1,376)
	CMBX NA BBB-.10 Index	(69,478)	551,000	96,039	11/17/59	(300 bp) — Monthly	26,286
	CMBX NA BBB-.14 Index	(61)	1,000	209	12/16/72	(300 bp) — Monthly	147
	CMBX NA BBB-.6 Index	(40,141)	161,673	35,971	5/11/63	(300 bp) — Monthly	(4,251)
	CMBX NA BBB-.7 Index	(116,208)	495,000	92,516	1/17/47	(300 bp) — Monthly	(23,940)
	CMBX NA BBB-.8 Index	(15,401)	111,000	19,170	10/17/57	(300 bp) — Monthly	3,713
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	46,193	11/17/59	(500 bp) — Monthly	37,995
	CMBX NA BBB-.10 Index	(18,634)	86,000	14,990	11/17/59	(300 bp) — Monthly	(3,687)
	CMBX NA BBB-.7 Index	(5,409)	66,000	12,335	1/17/47	(300 bp) — Monthly	6,894
	CMBX NA BBB-.9 Index	(5,557)	30,000	5,142	9/17/58	(300 bp) — Monthly	(430)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(1,062)	8,800	866	5/11/63	(200 bp) — Monthly	(199)
	CMBX NA A.6 Index	(168)	1,600	157	5/11/63	(200 bp) — Monthly	(11)
	CMBX NA BB.10 Index	(23,389)	77,000	25,048	11/17/59	(500 bp) — Monthly	1,595
	CMBX NA BB.10 Index	(7,446)	71,000	23,096	11/17/59	(500 bp) — Monthly	15,591
	CMBX NA BB.10 Index	(13,856)	59,000	19,193	11/17/59	(500 bp) — Monthly	5,287
	CMBX NA BB.7 Index	(6,171)	32,000	10,096	1/17/47	(500 bp) — Monthly	3,899
	CMBX NA BB.7 Index	(402)	2,000	631	1/17/47	(500 bp) — Monthly	227
	CMBX NA BB.8 Index	(25,704)	67,642	25,115	10/17/57	(500 bp) — Monthly	(645)
	CMBX NA BB.8 Index	(14,814)	40,585	15,069	10/17/57	(500 bp) — Monthly	222
	CMBX NA BB.8 Index	(10,053)	28,023	10,405	10/17/57	(500 bp) — Monthly	328
	CMBX NA BB.8 Index	(7,407)	20,293	7,535	10/17/57	(500 bp) — Monthly	111
	CMBX NA BB.8 Index	(3,986)	10,629	3,947	10/17/57	(500 bp) — Monthly	(48)
	CMBX NA BB.9 Index	(1,353)	22,000	6,439	9/17/58	(500 bp) — Monthly	5,068
	CMBX NA BB.9 Index	(851)	14,000	4,098	9/17/58	(500 bp) — Monthly	3,235
	CMBX NA BB.9 Index	(526)	7,000	2,049	9/17/58	(500 bp) — Monthly	1,517
	CMBX NA BB.9 Index	(428)	5,000	1,464	9/17/58	(500 bp) — Monthly	1,032
	CMBX NA BB.9 Index	(453)	3,000	878	9/17/58	(500 bp) — Monthly	423
	CMBX NA BBB-.10 Index	(12,175)	96,000	16,733	11/17/59	(300 bp) — Monthly	4,510
	CMBX NA BBB-.10 Index	(8,392)	80,000	13,944	11/17/59	(300 bp) — Monthly	5,512
	CMBX NA BBB-.10 Index	(6,408)	74,000	12,898	11/17/59	(300 bp) — Monthly	6,453
	CMBX NA BBB-.10 Index	(12,677)	52,000	9,064	11/17/59	(300 bp) — Monthly	(3,640)
	CMBX NA BBB-.10 Index	(7,589)	35,000	6,101	11/17/59	(300 bp) — Monthly	(1,506)
	CMBX NA BBB-.10 Index	(6,704)	31,000	5,403	11/17/59	(300 bp) — Monthly	(1,316)
	CMBX NA BBB-.10 Index	(6,386)	27,000	4,706	11/17/59	(300 bp) — Monthly	(1,693)
	CMBX NA BBB-.10 Index	(2,755)	12,000	2,092	11/17/59	(300 bp) — Monthly	(670)
	CMBX NA BBB-.12 Index	(6,260)	30,000	5,400	8/17/61	(300 bp) — Monthly	(875)
	CMBX NA BBB-.12 Index	(4,985)	15,000	2,700	8/17/61	(300 bp) — Monthly	(2,293)
	CMBX NA BBB-.14 Index	(62)	1,000	209	12/16/72	(300 bp) — Monthly	146
	CMBX NA BBB-.6 Index	(116,885)	432,924	96,322	5/11/63	(300 bp) — Monthly	(20,779)
	CMBX NA BBB-.7 Index	(6,827)	67,000	12,522	1/17/47	(300 bp) — Monthly	5,662
	CMBX NA BBB-.8 Index	(14,372)	105,000	18,134	10/17/57	(300 bp) — Monthly	3,709
	CMBX NA BBB-.8 Index	(11,799)	93,000	16,061	10/17/57	(300 bp) — Monthly	4,215
	CMBX NA BBB-.8 Index	(11,828)	93,000	16,061	10/17/57	(300 bp) — Monthly	4,186
	CMBX NA BBB-.8 Index	(11,200)	80,000	13,816	10/17/57	(300 bp) — Monthly	2,576
	CMBX NA BBB-.8 Index	(12,240)	79,000	13,643	10/17/57	(300 bp) — Monthly	1,364
	CMBX NA BBB-.8 Index	(9,629)	71,000	12,262	10/17/57	(300 bp) — Monthly	2,597
	CMBX NA BBB-.8 Index	(9,674)	71,000	12,262	10/17/57	(300 bp) — Monthly	2,552
	CMBX NA BBB-.8 Index	(7,063)	50,000	8,635	10/17/57	(300 bp) — Monthly	1,548
	CMBX NA BBB-.8 Index	(7,013)	49,000	8,462	10/17/57	(300 bp) — Monthly	4,127

Upfront premium received		—			Unrealized appreciation		652,615

Upfront premium (paid)		(1,615,418)			Unrealized (depreciation)		(203,648)

	Total	$(1,615,418)				Total	$448,967
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$(400,642)	$7,410,150	$214,153	6/20/27	500 bp — Quarterly	$(604,504)
	CDX NA IG Series 38 Index	BBB+/P	(1,098,308)	77,800,000	20,228	6/20/27	100 bp — Quarterly	(1,096,924)

	Total		$(1,498,950)					$(1,701,428)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,219,802,713.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$19,155,555	$54,983,115	$74,138,670	$4,928	$—
	Putnam Short Term Investment Fund**	90,503,040	557,109,928	571,310,682	189,760	76,302,286

	Total Short-term investments	$109,658,595	$612,093,043	$645,449,352	$194,688	$76,302,286
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $19,990,649.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,656,750.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $996,379.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,782,364.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $372,873,065 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $962,713 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,656,750 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$62,179,169	$—	$—
Capital goods	81,851,420	—	—
Communication services	39,456,238	—	—
Conglomerates	9,616,456	—	—
Consumer cyclicals	205,761,103	—	—
Consumer staples	111,022,186	—	—
Energy	63,596,164	—	—
Financials	215,461,689	—	—
Government	241,823	—	—
Health care	218,248,537	—	—
Technology	384,325,892	—	—
Transportation	23,809,524	—	—
Utilities and power	41,885,680	16,425	—

Total common stocks	1,457,455,881	16,425	—
Asset-backed securities	—	9,860,516	—
Collateralized loan obligations	—	31,816,966	—
Commodity linked notes	—	24,401,349	—
Convertible bonds and notes	—	440,269	—
Convertible preferred stocks	—	3,313,091	—
Corporate bonds and notes	—	327,421,511	—
Foreign government and agency bonds and notes	—	17,655,576	—
Mortgage-backed securities	—	114,139,558	—
Senior loans	—	6,825,231	—
U.S. government and agency mortgage obligations	—	449,449,819	—
U.S. treasury obligations	—	322,286	—
Warrants	49,614	—	—
Short-term investments	1,198,000	105,547,965	—

Totals by level	$1,458,703,495	$1,091,210,562	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$26,308	$—
Futures contracts	(2,495,672)	—	—
TBA sale commitments	—	(141,300,872)	—
Interest rate swap contracts	—	(230,147)	—
Total return swap contracts	—	(334,101)	—
Credit default contracts	—	921,442	—

Totals by level	$(2,495,672)	$(140,917,370)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$818,400,000
Centrally cleared interest rate swap contracts (notional)	$318,500,000
OTC total return swap contracts (notional)	$246,400,000
Centrally cleared total return swap contracts (notional)	$123,900,000
OTC credit default contracts (notional)	$14,600,000
Centrally cleared credit default contracts (notional)	$104,300,000
Warrants (number of warrants)	1,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com